UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Jeff Prusnofsky, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31

Date of reporting period:	05/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Mellon Large Cap Stock Fund
May 31, 2007 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)

Consumer Discretionary--7.8%
Coach	223,150 a	11,460,984
Family Dollar Stores	342,500	11,525,125
Johnson Controls	130,590	14,325,723
McDonald's	424,150	21,440,782
NIKE, Cl. B	314,000	17,819,500
Omnicom Group	183,600	19,333,080
Ross Stores	294,610	9,674,992
Starwood Hotels & Resorts
Worldwide	292,300	21,066,061
Target	329,550	20,573,806
TJX Cos.	512,320	14,329,590
		161,549,643
Consumer Staples--9.1%
Altria Group	731,340	51,998,274
CVS	428,800	16,525,952
Kroger	954,150	28,929,828
PepsiCo	412,017	28,153,122
Procter & Gamble	673,643	42,810,013
Wal-Mart Stores	414,994	19,753,714
		188,170,903
Energy--11.9%
Chesapeake Energy	569,790	19,862,879
Chevron	203,910	16,616,626
ConocoPhillips	624,370	48,344,969
Devon Energy	2	154
ENSCO International	388,640	23,539,925
Exxon Mobil	588,930	48,981,308
Hess	278,890	16,515,866
Marathon Oil	174,890	21,653,131
National Oilwell Varco	300,040 a	28,338,778
XTO Energy	384,860	22,325,729
		246,179,365
Financial--19.3%
Allstate	183,540	11,287,710
Ambac Financial Group	211,610	18,962,372
American International Group	562,360	40,681,122
Bank of America	492,565	24,977,971
Bear Stearns Cos.	52,560	7,881,898
CIT Group	345,000	20,675,850
Citigroup	627,859	34,212,037
E*TRADE FINANCIAL	519,890 a	12,451,365
Franklin Resources	101,440	13,769,466
Goldman Sachs Group	140,310	32,386,354
Hartford Financial Services Group	191,360	19,742,611
JPMorgan Chase & Co.	841,346	43,606,963
Lehman Brothers Holdings	211,940	15,552,157
Simon Property Group	135,800	14,663,684
Travelers Cos	487,050	26,383,499
U.S. Bancorp	3	104
Wachovia	631,050	34,196,600
Wells Fargo & Co.	765,580	27,629,782
		399,061,545
Health Care--12.2%

AmerisourceBergen	93,550	4,791,631
Baxter International	391,790	22,269,344
Becton, Dickinson & Co.	139,150	10,610,187
CIGNA	113,790	19,074,618
Hospira	397,080 a	15,819,667
Medtronic	335,300	17,827,901
Merck & Co.	250,000	13,112,500
Pfizer	1,276,360	35,087,136
Sanofi-Aventis, ADR	395,890	19,042,309
Schering-Plough	1,250,570	40,943,662
Thermo Fisher Scientific	411,360 a	22,460,256
WellPoint	183,780 a	14,961,530
Zimmer Holdings	179,170 a	15,777,710
		251,778,451
Industrial--9.3%
Cooper Industries, Cl. A	207,800	11,133,924
Eaton	260,360	24,406,146
Emerson Electric	215,350	10,433,707
General Electric	1,404,766	52,791,106
Goodrich	260,040	15,469,780
L-3 Communications Holdings	252,450	24,048,387
Textron	201,500	21,620,950
Tyco International	462,380	15,424,997
United Technologies	158,890	11,209,690
US Airways Group	184,140 a	6,564,591
		193,103,278
Information Technology--20.0%
Amphenol, Cl. A	419,180	14,998,260
Apple Computer	215,520 a	26,198,611
Broadcom, Cl. A	375,480 a	11,474,669
Cisco Systems	1,379,214 a	37,128,441
Cognizant Technology Solutions,
Cl. A	209,600 a	16,466,176
EMC/Massachusetts	1,295,870 a	21,887,244
Google, Cl. A	54,310 a	27,032,803
Hewlett-Packard	718,360	32,836,236
Intel	1,164,620	25,819,625
McAfee	365,750 a	13,444,970
Microsoft	1,522,946	46,708,754
National Semiconductor	723,600	19,479,312
News, Cl. B	1,296,170	30,628,497
Oracle	1,279,820 a	24,802,912
QUALCOMM	635,860	27,310,187
Research In Motion	76,040 a	12,628,723
Texas Instruments	748,820	26,478,275
		415,323,695
Materials--3.4%
Air Products & Chemicals	321,820	25,098,742
Allegheny Technologies	181,010	20,922,946
Cia Vale do Rio Doce (CVRD), ADR	515,180	23,414,931
		69,436,619
Telecommunication Services--3.7%
AT & T	795,729	32,895,437
Sprint Nextel	2	46
Verizon Communications	1,022,540	44,511,166
		77,406,649
Utilities--3.3%
Exelon	328,240	25,602,720
Sempra Energy	692,400	42,457,968
		68,060,688

Total Common Stocks
(cost $1,501,434,862)		2,070,070,836

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,867,000)	2,867,000 [b]	2,867,000

Total Investments (cost $1,504,301,862)	100.1%	2,072,937,836
Liabilities, Less Cash and Receivables	(.1%)	(2,951,859)
Net Assets	100.0%	2,069,985,977

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Income Stock Fund
May 31, 2007 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)

Banks--8.8%
Bank of America	248,188	12,585,613
PNC Financial Services Group	30,280	2,234,664
SunTrust Banks	33,640	3,003,716
U.S. Bancorp	97,006	3,354,467
Wachovia	151,190	8,192,986
Washington Mutual	54,550	2,384,926
Wells Fargo & Co.	234,200	8,452,278
		40,208,650
Consumer Discretionary--6.6%
CBS, Cl. B	70,670	2,350,484
Comcast, Cl. A	78,800 a	2,159,908
Federated Department Stores	79,200 a	3,162,456
Johnson Controls	27,580	3,025,526
McDonald's	70,100	3,543,555
News, Cl. A	374,900	8,281,541
Omnicom Group	53,390	5,621,967
TJX Cos.	80,860	2,261,654
		30,407,091
Consumer Staples--11.1%
Altria Group	157,090	11,169,099
Cadbury Schweppes, ADR	76,740	4,325,066
Clorox	67,830	4,554,106
Coca-Cola	70,440	3,732,616
Colgate-Palmolive	64,990	4,351,730
CVS	62,980	2,427,249
Kraft Foods, Cl. A	108,710	3,678,746
Procter & Gamble	169,720	10,785,706
SUPERVALU	117,840	5,613,898
		50,638,216
Energy--12.4%
Chevron	179,166	14,600,237
ConocoPhillips	63,990	4,954,746
EOG Resources	32,800	2,522,320
Exxon Mobil	266,276	22,146,175
Marathon Oil	24,110	2,985,059
Occidental Petroleum	86,220	4,739,513
Schlumberger	30,000	2,336,100
XTO Energy	40,310	2,338,383
		56,622,533
Financial--21.9%
American International Group	119,070	8,613,524
Capital One Financial	66,197	5,281,197
Chubb	44,580	2,446,105
Citigroup	393,775	21,456,800
Fidelity National Financial, Cl.
A	89,870	2,519,955
Freddie Mac	114,100	7,620,739
Genworth Financial, Cl. A	62,240	2,246,864
Goldman Sachs Group	11,030	2,545,945
JPMorgan Chase & Co.	279,599	14,491,616
Lincoln National	94,310	6,837,475
Merrill Lynch & Co.	65,760	6,097,925
Morgan Stanley	64,420	5,478,277
PMI Group	97,280	4,809,523

ProLogis	54,400	3,517,504
Prudential Financial	24,610	2,510,712
Travelers Cos.	67,091	3,634,319
		100,108,480
Health Care--9.1%
Abbott Laboratories	186,420	10,504,767
Baxter International	66,230	3,764,513
Bristol-Myers Squibb	134,800	4,085,788
Eli Lilly & Co.	41,320	2,422,178
Merck & Co.	102,840	5,393,958
Pfizer	343,458	9,441,660
Wyeth	99,789	5,771,796
		41,384,660
Industrial--7.5%
3M	28,580	2,513,897
Eaton	26,650	2,498,171
Emerson Electric	55,000	2,664,750
General Electric	345,802	12,995,239
Honeywell International	80,200	4,644,382
Lockheed Martin	19,810	1,943,361
United Technologies	67,696	4,775,953
Waste Management	63,380	2,450,905
		34,486,658
Information Technology--7.4%
Accenture, Cl. A	87,000	3,561,780
Alcatel, ADR	169,910	2,331,165
Automatic Data Processing	87,260	4,336,822
Broadridge Financial Solutions	7,115 a	144,008
Cisco Systems	162,140 a	4,364,809
Hewlett-Packard	136,170	6,224,331
International Business Machines	22,550	2,403,830
Microchip Technology	82,410	3,344,198
Microsoft	151,160	4,636,077
QUALCOMM	57,000	2,448,150
		33,795,170
Materials--2.0%
Air Products & Chemicals	33,360	2,601,747
E.I. du Pont de Nemours & Co.	43,530	2,277,490
Monsanto	28,500	1,755,600
Temple-Inland	39,720	2,502,360
		9,137,197
Telecommunication Services--6.7%
AT & T	488,815	20,207,612
Verizon Communications	214,251	9,326,346
Windstream	88,452	1,328,549
		30,862,507
Utilities--6.5%
Dominion Resources/VA	41,200	3,649,908
Entergy	44,450	5,018,405
Exelon	74,540	5,814,120
FPL Group	82,200	5,255,046
NRG Energy	89,070 a	7,828,362
PPL	51,130	2,349,935
		29,915,776
Total Common Stocks
(cost $341,220,980)		457,566,938

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $388,000)	388,000 [b]	388,000

Total Investments (cost $341,608,980)	100.1%	457,954,938
Liabilities, Less Cash and Receivables	(.1%)	(668,037)
Net Assets	100.0%	457,286,901

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Mid Cap Stock Fund
May 31, 2007 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)

Consumer Discretionary--14.6%
Abercrombie & Fitch, Cl. A	112,000	9,256,800
Advance Auto Parts	310,500	12,860,910
Children's Place Retail Stores	335,400 a	18,936,684
Coldwater Creek	481,850 a	11,973,973
Dick's Sporting Goods	227,140 a	12,622,170
Dollar Tree Stores	376,000 a	15,908,560
Focus Media Holding, ADR	266,800 a	11,800,564
Gentex	946,100	16,793,275
Gildan Activewear	930,200 a	32,510,490
Hansen Natural	360,700 a	14,355,860
Hilton Hotels	344,040	12,230,622
ITT Educational Services	168,400 a	19,061,196
Life Time Fitness	204,500 a	10,466,310
New Oriental Education &
Technology Group, ADR	201,700 a	9,471,832
Ruby Tuesday	369,500	10,187,115
Scientific Games, Cl. A	370,700 a	13,841,938
Standard-Pacific	323,200	6,890,624
Thor Industries	243,090	10,593,862
Urban Outfitters	834,070 a	22,169,581
		271,932,366
Consumer Staples--1.4%
Performance Food Group	320,500 a	11,377,750
Smithfield Foods	456,400 a	14,668,696
		26,046,446
Energy--11.0%
Cameron International	299,000 a	21,199,100
Consol Energy	296,000	14,382,640
Continental Resources	626,800 a	9,339,320
Denbury Resources	462,600 a	16,773,876
FMC Technologies	215,800 a	16,314,480
Forest Oil	223,200 a	9,059,688
Grant Prideco	193,900 a	11,011,581
Lyondell Chemical	245,000	9,106,650
McDermott International	123,100 a	9,601,800
New Jersey Resources	137,300	7,521,294
Newfield Exploration	355,860 a	17,095,514
Quicksilver Resources	189,600 a	8,435,304
Range Resources	265,900 a	10,300,966
Smith International	102,340	5,680,893
Southwestern Energy	343,500 a	16,350,600
Superior Energy Services	395,900 a	15,899,344
Tesoro	102,200	6,324,136
		204,397,186
Financial--14.2%
AllianceBernstein Holding, LP	112,100	10,247,061
Allied World Assurance Holdings	232,800	11,793,648
AMB Property	227,900	13,184,015
AmeriCredit	346,500 a	9,199,575
Arthur J. Gallagher & Co.	315,500	9,275,700
Axis Capital Holdings	147,000	5,816,790
City National/Beverly Hills, CA	152,400	11,801,856
East West Bancorp	109,400	4,435,076
Eaton Vance	384,200	16,862,538

FelCor Lodging Trust	386,700	10,127,673
IndyMac Bancorp	411,700 b	13,824,886
IntercontinentalExchange	90,600 a	13,131,564
Jefferies Group	281,600	8,628,224
Lazard, Cl. A	193,200	10,409,616
Nasdaq Stock Market	179,000 a	5,957,120
Nuveen Investments, Cl. A	261,700	14,356,862
People's United Financial	367,730	7,424,469
Radian Group	114,346	7,078,017
Rayonier	303,986	13,667,211
SEI Investments	164,700	10,166,931
SL Green Realty	69,400	9,721,552
Sunstone Hotel Investors	301,460	8,896,085
Taubman Centers	124,470	6,848,339
TCF Financial	482,900	13,632,267
W.R. Berkley	551,050	18,151,587
		264,638,662
Health Care--11.5%
Barr Pharmaceuticals	248,500 a	13,250,020
Cephalon	263,700 a	21,889,737
Conseco	426,100 a	8,398,431
Cytyc	312,900 a	13,229,412
Dentsply International	229,600	8,297,744
Health Management Associates, Cl.
A	1,066,900	11,735,900
Health Net	354,200 a	20,217,736
Henry Schein	272,100 a	14,565,513
Hologic	156,400 a	8,459,676
Intuitive Surgical	102,100 a	14,052,023
Invitrogen	203,400 a	14,734,296
MGI Pharma	191,700 a	4,098,546
Omnicare	430,000	16,090,600
PDL BioPharma	518,200 a	14,255,682
Pharmaceutical Product Development	393,000	14,344,500
Psychiatric Solutions	286,500 a	11,179,230
Thoratec	307,400 a	6,089,594
		214,888,640
Industrial--16.9%
Aircastle	220,000	8,591,000
AMETEK	404,450	15,263,943
Chicago Bridge & Iron (NY Shares)	264,200	10,293,232
Corrections Corp. of America	177,500 a	11,502,000
DRS Technologies	233,600	11,995,360
Dun & Bradstreet	135,200	13,537,576
Equifax	205,300	8,628,759
Expeditors International
Washington	392,900	17,154,014
Gardner Denver	245,700 a	10,120,383
Goodrich	198,000	11,779,020
Jacobs Engineering Group	377,400 a	21,870,330
Joy Global	185,275	10,492,123
Kansas City Southern	161,700 a	6,637,785
KBR	416,300 a	11,460,739
Manpower	221,300	20,359,600
Oshkosh Truck	236,300	14,577,347
Precision Castparts	79,200	9,469,152
Quanta Services	437,100 a	13,117,371
Republic Services	646,980	19,590,554
Roper Industries	292,700	17,081,972
SPX	197,500	17,354,325
Textron	77,400	8,305,020

Trinity Industries	308,000	14,220,360
WESCO International	173,600 a	11,252,752
		314,654,717
Information Technology--14.9%
Activision	558,900 a	11,060,631
Akamai Technologies	202,900 a	8,970,209
Amdocs	251,600 a	9,779,692
Amphenol, Cl. A	552,120	19,754,854
Avnet	297,000 a	12,723,480
Cognizant Technology Solutions,
Cl. A	126,300 a	9,922,128
CommScope	265,400 a	14,525,342
Comtech Telecommunications	240,920 a	10,785,988
Digital River	149,200 a	7,671,864
DreamWorks Animation SKG, Cl. A	297,700 a	8,895,276
F5 Networks	176,700 a	14,358,642
FactSet Research Systems	97,920	6,250,234
Integrated Device Technology	616,500 a	9,253,665
Intersil, Cl. A	433,000	13,033,300
Lam Research	376,200 a	20,186,892
Macrovision	362,600 a	10,134,670
McAfee	549,800 a	20,210,648
MEMC Electronic Materials	205,100 a	12,465,978
Microchip Technology	532,900	21,625,082
National Semiconductor	404,500	10,889,140
Synopsys	522,200 a	13,848,744
ValueClick	328,900 a	10,304,437
		276,650,896
Materials--5.7%
Albemarle	310,200	12,606,528
Allegheny Technologies	124,300	14,367,837
Florida Rock Industries	88,100	5,996,086
IPSCO	81,400	12,798,522
Martin Marietta Materials	144,300	22,429,992
RPM International	509,300	11,571,296
Valspar	446,000	12,884,940
Vulcan Materials	111,000	13,285,590
		105,940,791
Telecommunication Services--2.0%
Metropcs Communications	50,000 a	1,783,000
NII Holdings	200,200 a	16,310,294
SBA Communications, Cl. A	351,100 a	11,280,843
Virgin Media	298,400	7,734,528
		37,108,665
Utilities--6.1%
Allegheny Energy	171,300 a	9,145,707
Alliant Energy	316,600	13,677,120
DPL	459,800	14,028,498
Dynergy, Cl. A	670,200 a	6,487,536
Energen	121,500	7,158,780
ITC Holdings	176,500	7,660,100
OGE Energy	347,800	12,840,776
Pepco Holdings	523,700	15,637,682
Questar	152,600	16,482,326
Southern Union	288,900	10,053,720
		113,172,245
Total Common Stocks
(cost $1,452,790,535)		1,829,430,614

Other Investment--.9% Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,720,000)	16,720,000 [c]	16,720,000

Investment of Cash Collateral for
Securities Loaned--.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $12,676,265)	12,676,265 [c]	12,676,265

Total Investments (cost $1,482,186,800)	99.9%	1,858,826,879
Cash and Receivables (Net)	.1%	2,201,811
Net Assets	100.0%	1,861,028,690

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At May 31, 2007, the total market value of the fund's securities on loan is
$12,161,971 and the total market value of the collateral held by the fund is $12,676,265.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Small Cap Stock Fund
May 31, 2007 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)

Consumer Discretionary--10.5%
Arbitron	33,300	1,743,588
Charter Communications, Cl. A	1,541,400 a	6,181,014
Children's Place Retail Stores	67,400 a	3,805,404
Coldwater Creek	338,825 a	8,419,801
DreamWorks Animation SKG, Cl. A	160,400 a	4,792,752
Life Time Fitness	159,100 a	8,142,738
New Oriental Education &
Technology Group, ADR	58,300 a	2,737,768
PEP Boys-Manny Moe & Jack	260,600	5,550,780
Smith & Wesson Holding	426,100 a	5,935,573
Sonic Automotive, Cl. A	183,700	5,718,581
Standard-Pacific	71,700	1,528,644
THQ	92,700 a	3,161,070
Tractor Supply	88,600 a	4,714,406
United Natural Foods	100,800 a	2,758,896
Vail Resorts	101,300 a	6,072,935
Wet Seal, Cl. A	527,900 a	3,288,817
		74,552,767
Consumer Staples--6.4%
AptarGroup	69,400	2,606,664
Briggs & Stratton	159,400	5,172,530
Chiquita Brands International	298,600	5,476,324
Flowers Foods	57,600	1,987,200
Hain Celestial Group	41,500 a	1,186,900
LJ International	296,500 a	3,635,090
PeopleSupport	278,100 a	3,367,791
Performance Food Group	97,640 a	3,466,220
Ralcorp Holdings	31,200 a	1,814,592
Sanderson Farms	99,000	4,256,010
Shanda Interactive Entertainment,
ADR	188,600 a	5,333,608
Taser International	361,200 a	3,807,048
Wright Express	103,640 a	3,634,655
		45,744,632
Energy--11.2%
Atmos Energy	101,200	3,277,868
Cabot Oil & Gas	125,000	4,875,000
EDO	108,200	3,632,274
Forest Oil	130,000 a	5,276,700
Goodrich Petroleum	149,200 a	5,314,504
H.B. Fuller	247,300	6,738,925
Helix Energy Solutions Group	87,500 a	3,486,875
Input/Output	356,100 a	5,708,283
ITC Holdings	112,760	4,893,784
Massey Energy	113,900	3,300,822
Mattson Technology	525,000 a	5,176,500
Oceaneering International	158,300 a	7,921,332
Silicon Laboratories	111,500 a	3,860,130
St. Mary Land & Exploration	74,190	2,771,738
Tetra Technologies	272,200 a	7,602,546
Unit	53,830 a	3,316,466
W-H Energy Services	37,700 a	2,405,260
		79,559,007
Financial--16.4%

Apollo Investment	288,808	6,795,652
Aspen Insurance Holdings	116,500	3,159,480
Boston Private Financial Holdings	220,100	6,231,031
Christopher & Banks	337,200	6,369,708
Colonial Properties Trust	52,000	2,566,200
Downey Financial	113,800	8,283,502
East West Bancorp	65,100	2,639,154
Entertainment Properties Trust	31,800	1,877,790
Essex Property Trust	27,100	3,447,933
FelCor Lodging Trust	279,520	7,320,629
First BanCorp/Puerto Rico	440,500	5,532,680
First Midwest Bancorp/IL	81,140	2,985,141
Investment Technology Group	53,500 a	2,174,775
Kilroy Realty	38,400	2,853,888
LandAmerica Financial Group	51,900	4,810,611
Lexington Realty Trust	91,500	1,903,200
Luminent Mortgage Capital	395,700	3,600,870
National Financial Partners	96,700	4,528,461
Net 1 UEPS Technologies	115,700 a	3,098,446
Philadelphia Consolidated Holding	60,100 a	2,476,120
Prosperity Bancshares	174,700	6,051,608
Sapient	699,800 a	5,248,500
Senior Housing Properties Trust	82,700	1,943,450
SVB Financial Group	101,500 a	5,386,605
UCBH Holdings	138,500	2,577,485
Umpqua Holdings	207,900	5,189,184
Whitney Holding	67,400	2,092,096
Zenith National Insurance	108,200	5,233,634
		116,377,833
Health Care--9.5%
Allscripts Healthcare Solutions	62,000 a	1,522,720
Alpharma, Cl. A	70,800	1,720,440
Amedisys	27,800 a	1,036,940
American Medical Systems Holdings	154,700 a	2,902,172
American Oriental Bioengineering	306,400 a	3,278,480
AMERIGROUP	60,800 a	1,550,400
AMN Healthcare Services	247,400 a	5,571,448
ArthroCare	32,500 a	1,432,275
Conseco	180,800 a	3,563,568
Cooper Cos.	53,400	2,944,476
Dionex	19,000 a	1,347,100
Haemonetics/Mass.	26,700 a	1,325,388
Healthways	41,300 a	1,925,406
Hologic	59,100 a	3,196,719
IDEXX Laboratories	32,640 a	2,881,786
Immucor	75,300 a	2,377,974
Mentor	48,400	1,957,296
MGI Pharma	148,300 a	3,170,654
Pediatrix Medical Group	52,140 a	3,004,307
Psychiatric Solutions	232,420 a	9,069,028
Regeneron Pharmaceuticals	67,100 a	1,505,724
Respironics	80,290 a	3,544,803
Sunrise Senior Living	51,000 a	1,997,160
Thoratec	230,300 a	4,562,243
		67,388,507
Industrial--19.9%
Acuity Brands	98,000	5,949,580
AGCO	85,620 a	3,705,634
American Axle & Manufacturing
Holdings	136,200	3,925,284
Armor Holdings	31,430 a	2,700,780

Baldor Electric	87,900	4,076,802
Chemed	31,200	2,090,400
Corrections Corp. of America	179,250 a	11,615,400
DRS Technologies	58,800	3,019,380
EMCOR Group	55,000 a	3,607,450
Esterline Technologies	136,600 a	6,215,300
Gardner Denver	165,900 a	6,833,421
General Cable	70,800 a	4,825,020
Genlyte Group	56,000 a	4,878,720
Group 1 Automotive	121,620	5,132,364
H&E Equipment Services	138,500 a	3,617,620
Hexcel	147,900 a	3,420,927
IDEX	195,630 a	7,375,251
Kansas City Southern	87,470 a	3,590,643
Landstar System	66,400	3,231,024
Manitowoc	90,780	6,879,308
Quanta Services	253,400 a	7,604,534
Shaw Group	82,790 a	3,349,683
Superior Industries International	153,900	3,475,062
Teledyne Technologies	168,920 a	7,783,834
URS	113,670 a	5,715,328
Wabtec	95,730	3,748,787
Waste Connections	179,200 a	5,522,944
Watson Wyatt Worldwide, Cl. A	46,200	2,382,534
Williams Scotsman International	230,370 a	5,289,295
		141,562,309
Information Technology--13.8%
ANSYS	82,280 a	4,620,845
Arris Group	225,700 a	3,712,765
Benchmark Electronics	80,100 a	1,771,011
CommScope	101,010 a	5,528,277
eFunds	52,500 a	1,775,025
FactSet Research Systems	40,650	2,594,689
FLIR Systems	71,200 a	2,944,832
Informatica	354,800 a	5,414,248
Itron	87,200 a	5,899,080
j2 Global Communications	144,738 a	4,824,117
JDA Software Group	321,600 a	5,849,904
Micros Systems	38,000 a	2,108,620
Microsemi	208,330 a	4,802,007
Napster	1,339,200 a	5,022,000
Powerwave Technologies	760,400 a	4,851,352
S1	662,150 a	5,429,630
Sierra Wireless	142,000 a	3,079,980
Smith Micro Software	391,400 a	6,156,722
Sonus Networks	620,700 a	5,381,469
Take-Two Interactive Software	91,900 a	1,892,221
Trimble Navigation	133,000 a	3,882,270
ValueClick	113,500 a	3,555,955
Varian Semiconductor Equipment
Associates	88,605 a	3,734,701
VASCO Data Security International	151,700 a	3,454,209
		98,285,929
Materials--6.2%
Anixter International	35,400 a	2,614,644
Carpenter Technology	28,300	3,751,731
Century Aluminum	31,800 a	1,791,612
Chaparral Steel	51,700	3,784,440
Cleveland-Cliffs	42,040	3,711,712
Insight Enterprises	252,900 a	5,604,264
Nalco Holding	232,900	6,155,547

Pioneer Drilling	236,700 a	3,647,547
RTI International Metals	55,200 a	4,899,000
Texas Industries	93,700	8,150,026
		44,110,523
Telecommunication Services--2.0%
Alaska Communications Systems
Group	300,520	4,742,206
SBA Communications, Cl. A	299,900 a	9,635,787
		14,377,993
Utilities--3.2%
Energen	87,180	5,136,646
IDACORP	81,000	2,690,010
New Jersey Resources	89,200	4,886,376
UGI	349,600	10,068,480
		22,781,512
Total Common Stocks
(cost $579,092,638)		704,741,012

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,043,000)	6,043,000 [b]	6,043,000

Total Investments (cost $585,135,638)	99.9%	710,784,012
Cash and Receivables (Net)	.1%	812,849
Net Assets	100.0%	711,596,861

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon International Fund
May 31, 2007 (Unaudited)

Common Stocks--96.3%	Shares	Value ($)

Australia--4.2%
Amcor	3,167,329	19,509,404
BHP Billiton	210,400	5,492,216
BlueScope Steel	493,500	4,522,855
Coca-Cola Amatil	302,000	2,362,744
Commonwealth Bank of Australia	161,500	7,407,304
Insurance Australia Group	1,356,543	6,704,799
National Australia Bank	624,712	22,001,648
Pacific Brands	1,011,800	2,898,335
QBE Insurance Group	305,200	7,888,516
Suncorp-Metway	811,573	14,217,431
Tabcorp Holdings	1,300,952	19,117,782
Telstra	2,585,549	10,403,199
Woolworths	154,900	3,527,929
		126,054,162
Austria--.2%
Boehler-Uddeholm	20,400	1,983,112
OMV	37,100	2,462,091
Voestalpine	32,200	2,337,475
		6,782,678
Belgium--1.4%
AGFA-Gevaert	3,552	92,751
Delhaize Group	23,050	2,200,410
Fortis	468,838	19,489,488
InBev	134,100	11,295,140
KBC Groep	57,000	7,863,749
		40,941,538
Denmark--.4%
Carlsberg, Cl. B	43,280	5,252,598
Danske Bank	128,000	5,576,927
		10,829,525
Finland--2.2%
Elisa	150,000	4,330,521
Konecranes	97,200	4,092,887
M-real, Cl. B	157,313	1,068,748
Metso	36,000	2,002,129
Neste Oil	63,000	2,379,889
Nokia	891,410	24,404,002
Nokia, ADR	53,670	1,469,485
Rautaruukki	79,200	4,901,197
UPM-Kymmene	817,356	21,178,085
		65,826,943
France--10.5%
Air France-KLM	62,800	3,206,200
BNP Paribas	241,959	29,354,261
Bouygues	77,160	6,809,500
Cap Gemini	59,030	4,497,956
Carrefour	1,770	128,965
Compagnie Generale des Etablissements Michelin, Cl. B	870	113,951
Credit Agricole	768,421	31,715,658
France Telecom	1,134,575	34,846,428
Lafarge	13,740	2,377,466
Lagardere	240,727	20,098,133
Peugeot	149,057	11,808,999
Rhodia	24,118 a	100,582
Sanofi-Aventis	669,815	64,572,978
Schneider Electric	14,840	2,141,965

Societe Generale	40,030	7,797,283
Suez	64,600	3,715,248
Thomson	789,805	15,236,604
Total	615,662	46,382,005
Total, ADR	139,022	10,489,210
Valeo	4,062	231,317
Vinci SA	82,500	6,526,050
Vivendi	233,600	10,175,806
		312,326,565
Germany--9.1%
Adidas	288,982	18,443,129
Allianz	86,411	19,181,039
BASF	32,250	3,993,241
Bayerische Motoren Werke	333,630	22,338,390
Deutsche Bank	58,220	8,855,240
Deutsche Post	1,242,840	39,525,906
Deutsche Telekom	1,584,040	29,365,304
E.ON	207,932	34,177,524
Hannover Rueckversicherung	140,391	6,753,920
Heidelberger Druckmaschinen	175,002	8,616,745
Infineon Technologies	2,690 a	41,689
MAN	40,900	5,933,655
Merck	26,983	3,550,525
MTU Aero Engines Holding	42,500	2,630,061
Muenchener Rueckversicherungs	118,820	22,362,812
Siemens	301,115	39,674,516
ThyssenKrupp	113,100	6,606,502
		272,050,198
Greece--.8%
Coca-Cola Hellenic Bottling	65,100	3,012,719
Public Power	800,744	21,760,266
		24,772,985
Hong Kong--1.4%
BOC Hong Kong Holdings	5,867,000	13,960,639
HongKong Electric Holdings	275,500	1,423,668
Hutchison Whampoa	1,866,500	18,011,702
Johnson Electric Holdings	9,951,000	5,747,603
Wharf Holdings	728,500	2,943,557
		42,087,169
Ireland--.7%
Allied Irish Banks	207,800	6,267,586
Bank of Ireland	418,340	9,042,730
CRH	121,700	5,910,401
		21,220,717
Italy--3.8%
Banca Popolare di Milano	120,600	1,807,389
Enel	485,300	5,529,844
ENI	808,624	28,621,120
Fiat	72,400	2,080,458
Mediaset	2,095,673	22,469,892
Saras	1,975,979	11,995,509
UniCredito Italiano	2,807,520	26,382,042
Unipol	4,098,252	15,492,593
		114,378,847
Japan--23.7%
77 Bank	1,679,500	11,453,802
Aeon	1,596,200	29,837,353
Aisin Seiki	63,600	2,147,784
Astellas Pharma	173,200	7,670,580
Canon	394,201	23,191,152
Chiba Bank	41,100	366,069
Chuo Mitsui Trust Holdings, INC	1,052,300	9,753,045

Credit Saison	502,800	14,418,241
Dentsu	8,439	23,228,832
Diamond Lease	47,470	2,273,942
Funai Electric	59,140	3,795,106
Hino Motors	3,169,900	17,893,442
JS Group	479,800	10,072,626
Kao	174,000	4,818,044
KDDI	440	3,759,911
Kenedix	418	1,796,261
Komatsu	312,300	8,288,312
Kubota	1,501,800	12,574,128
Kuraray	868,600	9,449,295
Lawson	179,300	6,393,838
Makita	117,600	4,889,331
Matsumotokiyoshi	427,552	9,959,409
Mitsubishi	872,800	21,263,317
Mitsubishi Electric	406,100	3,713,810
Mitsubishi Gas Chemical	352,700	2,944,359
Mitsubishi UFJ Financial Group	3,004	34,555,688
Mitsui & Co.	293,000	5,777,906
Mitsui OSK Lines	343,000	4,700,908
Nichirei	306,700	1,632,978
Nikon	175,000	4,428,742
Nippon Express	4,295,500	25,658,999
Nippon Paper Group	4,027	13,963,223
Nippon Steel	242,000	1,692,141
Nippon Suisan Kaisha	505,500	3,401,705
Nippon Telegraph & Telephone	1,000	4,708,106
Nissan Motor	2,496,700	27,776,441
NOK	887,700	17,797,034
Nomura Holdings	1,167,200	23,880,104
Olympus	88,000	3,333,306
ORIX	25,770	6,902,773
Ricoh	799,800	17,414,815
Rohm	349,100	31,380,420
Sankyo	4,100	176,525
Sekisui Chemical	2,410,100	18,060,155
Sekisui House	1,517,100	22,337,975
Seven & I Holdings	651,700	18,848,724
SFCG	33,713	6,398,836
Shinsei Bank	2,464,200	10,812,069
Sony	140,700	8,104,080
SUMCO	147,200	7,087,564
Sumitomo Chemical	1,089,900	7,217,940
Sumitomo Metal Industries	1,100,000	5,956,206
Sumitomo Mitsui Financial Group	4,446	43,106,528
Sumitomo Trust & Banking	567,500	5,768,025
Takeda Pharmaceutical	264,100	17,728,910
TDK	44,200	4,013,064
Teijin	2,506,800	13,388,275
THK	417,600	10,396,680
Tokyo Electric Power	147,600	4,911,713
Tokyo Electron	47,200	3,393,451
Tokyo Tatemono	142,000	2,047,656
Toyo Suisan Kaisha	12,500	237,254
Toyota Motor	337,500	20,243,622
		705,192,530
Netherlands--3.1%
ABN AMRO Holding	5,358	256,825
Aegon	978,186	20,055,133
Akzo Nobel	1,210	98,727
ASML Holding	145,100 a	3,757,658

Fugro	41,840	2,451,314
Hagemeyer	49,000	236,652
ING Groep	266,100	11,852,861
Koninklijke DSM	84,180	4,181,092
Koninklijke Philips Electronics	297,600	12,651,416
Koninklijke Philips Electronics (NY Shares)	4,620	195,980
Royal Dutch Shell, Cl. A	840,446	31,285,141
TNT	5,600	247,557
Vedior	161,874	4,803,986
		92,074,342
Norway--.3%
DNB NOR	256,000	3,454,871
Orkla	363,400	6,416,556
		9,871,427
Singapore--1.3%
DBS Group Holdings	2,070,544	32,354,365
United Overseas Bank	427,100	6,701,798
		39,056,163
Spain--1.9%
ACS-Actividades de Construccion y Servicios	106,500	7,132,202
Banco Bilbao Vizcaya Argentaria	11,040	278,923
Banco Santander Central Hispano	1,188,712	22,836,208
Mapfre	374,200	1,923,031
Repsol YPF	317,710	11,647,066
Repsol YPF, ADR	155,491	5,704,965
Telefonica	251,700	5,719,157
		55,241,552
Sweden--1.4%
Nordea Bank	283,300	4,667,418
Sandvik	105,900	1,970,464
Skandinaviska Enskilda Banken, Cl. A	229,200	7,535,660
Svenska Cellulosa, Cl. B	318,120	5,505,437
Telefonaktiebolaget LM Ericsson, ADR	60,570	2,300,449
Telefonaktiebolaget LM Ericsson, Cl. B	3,241,900	12,298,558
Volvo, Cl. B	348,500	7,302,912
		41,580,898
Switzerland--7.2%
Baloise-Holding	34,170	3,567,627
Ciba Specialty Chemicals	473,252	30,519,925
Clariant	527,638	9,002,150
Credit Suisse Group	119,600	9,094,482
Nestle	89,590	34,885,249
Novartis	977,381	54,932,801
Roche Holding	52,470	9,628,780
Swatch Group	19,338	5,540,929
Swiss Reinsurance	203,941	19,411,854
UBS	448,871	29,277,382
Zurich Financial Services	31,090	9,511,002
		215,372,181
United Kingdom--22.4%
Anglo American	3,557	214,022
AstraZeneca	56,400	2,999,358
Aviva	407,400	6,436,758
Barclays	420,800	6,013,202
Barratt Developments	257,500	5,596,596
BHP Billiton	819,428	19,955,342
BP	5,137,293	57,417,138
British Airways	666,900 a	6,205,858
British Energy Group	679,383 a	7,045,076
BT Group	790,248	5,155,397
Carnival	2,424	125,645
Centrica	1,586,000	12,034,515

Dairy Crest Group	162,500	2,194,321
De La Rue	165,300	2,463,941
Debenhams	4,623,140	12,054,968
Enterprise Inns	264,900	3,870,666
Friends Provident	5,724,660	22,441,824
GlaxoSmithKline	1,712,406	44,414,144
HBOS	1,405,518	30,175,687
HSBC Holdings	2,806,892	51,905,793
International Power	1,075,000	9,690,997
Kelda Group	107,400	2,173,194
Marks & Spencer Group	230,800	3,194,157
National Grid	449,000	6,960,675
Next	75,600	3,306,441
Old Mutual	7,597,592	26,046,041
Reckitt Benckiser	108,200	5,882,623
Reed Elsevier	1,538,620	20,791,091
Rentokil Initial	7,774,131	26,435,763
Rexam	1,179,260	12,537,967
Royal Bank of Scotland Group	4,676,130	58,095,643
Royal Dutch Shell, Cl. A	237,978	8,867,469
Royal Dutch Shell, Cl. B	329,200	12,436,021
SABMiller	1,004,123	23,896,519
Smiths Group	691,485	15,566,339
Tesco	565,800	5,139,043
Trinity Mirror	1,351,370	15,308,964
Unilever	1,667,692	51,476,050
Vodafone Group	14,391,255	45,019,328
Wimpey (George)	178,600	2,212,249
WPP Group	233,700	3,456,389
Xstrata	171,600	9,686,296
		666,899,510
United States--.3%
iShares MSCI EAFE Index Fund	95,300	7,722,159
Total Common Stocks
(cost $2,421,198,692)		2,870,282,089

	Preferred Stocks--.7%

	Germany
	Fresenius	97,140	7,659,298
	Henkel	55,330	8,607,715
	Porsche	2,938	5,218,474
	Total Preferred Stocks
	(cost $17,493,646)		21,485,487

	Other Investment--2.2%

	Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $64,200,000)	64,200,000 [b]	64,200,000

	Total Investments (cost $2,502,892,338)	99.2%	2,955,967,576
	Cash and Receivables (Net)	.8%	23,014,465
	Net Assets	100.0%	2,978,982,041

	ADR - American Depository Receipts
a	Non-income producing security.
b		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Emerging Markets Fund
May 31, 2007 (Unaudited)

Common Stocks--94.4%	Shares	Value ($)

Argentina--.2%
Petrobras Energia Participaciones, ADR	253,200 a	2,924,460
Brazil--9.3%
Banco do Brasil	39,100	1,608,518
Banco Itau Holding Financeira, ADR	126,330	5,569,890
Banco Nossa Caixa	301,400	5,487,258
Brasil Telecom Participacoes, ADR	74,590	4,639,498
Braskem, ADR	81,200	1,374,716
Centrais Eletricas Brasileiras	191,652	5,111,835
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	357,780	12,064,341
Cia de Saneamento Basico do Estado de Sao Paulo	15,719	2,523,369
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	16,400	661,904
CPFL Energia	253,400	4,738,417
Empresa Brasileira de Aeronautica, ADR	140,910	6,831,316
Grendene	538,100	6,652,181
Perdigao	31,000	560,357
Petroleo Brasileiro, ADR	355,850	38,488,736
Tam, ADR	140,635	4,778,777
Tele Norte Leste Participacoes, ADR	1,119,970	21,290,630
Telemig Celular (Rights)	36,753 a	15,272
Unibanco - Uniao de Bancos Brasileiros, GDR	109,770	12,328,269
Votorantim Celulose e Papel, ADR	262,210	5,671,602
		140,396,886
Chile--1.1%
Compania Cervecerias Unidas	829,540	5,839,608
CorpBanca	1,594,965,798	9,543,697
Lan Airlines, ADR	14,700	1,182,174
		16,565,479
China--5.0%
Bank of China, Cl. H	14,220,000 a	6,974,963
China Petroleum & Chemical, Cl. H	1,913,400	2,136,809
China Shipping Container Lines, Cl. H	825,000	488,134
China Telecom, Cl. H	27,053,000	14,551,516
Huadian Power International, Cl. H	6,834,300	3,597,322
Huaneng Power International, Cl. H	8,060,200	8,299,375
Ping An Insurance (Group) of China, Cl. H	159,500	924,321
Sinotrans, Cl. H	16,800,600	7,552,234
TPV Technology	12,892,000	8,800,169
Weiqiao Textile, Cl. H	6,084,900	13,528,407
Yanzhou Coal Mining, Cl. H	7,107,000	9,156,464
		76,009,714
Czech Republic--.7%
CEZ	8,660	444,419
Komercni Banka	55,530	10,236,821
Zentiva	6,500	446,101
		11,127,341
Egypt--.3%
Commercial International Bank	59,000	616,764
El Ezz Steel Rebars	322,530	2,918,285
Telecom Egypt	156,800	518,736
		4,053,785
Hong Kong--4.5%
Brilliance China Automotive Holdings	11,399,000 a	2,656,939
China Mengniu Dairy	163,000	532,318
China Mobile	179,700	1,680,020
China Power International Development	3,094,400	1,664,444

CNOOC	25,485,900	24,120,589
Denway Motors	26,078,700	11,422,352
Global Bio-Chem Technology Group	15,536,800	6,068,829
Shanghai Industrial Holdings	3,923,600	11,557,292
Shenzhen Investment	1,020,000	615,268
Texwinca Holdings	9,845,600	7,073,731
		67,391,782
Hungary--.5%
Magyar Telekom Telecommunications	1,387,780	6,951,580
MOL Hungarian Oil and Gas	5,100	657,715
OTP Bank	12,590	666,310
		8,275,605
India--6.6%
Andhra Bank	1,120,590	2,418,682
Bharat Petroleum	1,344,597	11,963,735
Bharti Airtel	35,200 a	727,628
Dr. Reddy's Laboratories	27,300	438,854
GAIL India	944,181	7,082,234
Grasim Industries	21,700	1,333,829
HCL Technologies	52,300	445,797
Hero Honda Motors	76,511	1,387,809
Hindalco Industries	545,580	1,903,275
Hindalco Industries, GDR	2,934,600 b	10,139,043
Hindalco Industries, GDR (Prepaid Shares)	194,490 b,c	421,495
Hindustan Petroleum	1,673,822	12,044,923
India Cements	554,570 a	2,467,579
Jet Airways India	243,540	4,619,010
Mahanagar Telephone Nigam	1,319,117	5,003,660
Mahanagar Telephone Nigam, ADR	417,250	3,004,200
Mahindra & Mahindra	78,594 a	1,473,595
Oil & Natural Gas	463,941	10,429,466
Reliance Energy	272,798	3,603,371
Satyam Computer Services	52,400	609,462
State Bank of India, GDR	224,500 a,b	18,409,000
		99,926,647
Indonesia--.8%
Astra Agro Lestari	421,500	721,043
Bank Pan Indonesia	6,351,000 a	438,893
Gudang Garam	5,549,200	6,978,149
Indosat	6,052,100	4,628,036
		12,766,121
Israel--2.9%
Bank Hapoalim	452,024	2,443,553
Bank Leumi Le-Israel	1,412,310	5,984,777
Check Point Software Technologies	218,370 a	5,101,123
Israel Discount Bank, Cl. A	3,641,976 a	8,372,245
Nice Systems, ADR	29,400 a	1,113,966
Teva Pharmaceutical Industries, ADR	538,460	21,107,632
		44,123,296
Malaysia--4.2%
AMMB Holdings	3,583,700	4,133,619
Bumiputra-Commerce Holdings	250,000	875,386
Digi.Com	187,700	1,148,789
Gamuda	1,626,200	4,234,771
Kuala Lumpur Kepong	336,700	1,327,580
Malayan Banking	6,145,800	21,881,471
PLUS Expressways	2,086,800	1,866,668
Resorts World	9,952,900	9,430,142
RHB Capital	503,300	701,969
Sime Darby	5,557,700	16,353,391
Telekom Malaysia	573,700	1,755,622

		63,709,408
Mexico--5.1%
Alfa, Cl. A	179,400	1,410,916
America Movil, ADR, Ser. L	28,200	1,707,510
Cemex (Units)	3,028,240 a	11,755,805
Cemex, ADR	132,880 a	5,166,374
Coca-Cola Femsa, ADR	319,981	12,863,236
Controladora Comercial Mexicana (Units)	4,222,500	11,475,573
Embotelladoras Arca	625,400	2,267,186
Fomento Economico Mexicano, ADR	28,200	1,123,488
Gruma, Cl. B	1,180,100	4,140,779
Grupo Aeroportuario del Sureste	129,700	659,829
Grupo Bimbo, Ser. A	112,200	718,461
Grupo Continental	3,731,400	8,334,987
Kimberly-Clark de Mexico, Cl. A	893,500	3,792,113
Telefonos de Mexico, ADR, Ser. L	292,240	11,818,186
		77,234,443
Philippines--.9%
ABS-CBN Holdings	1,568,300	1,102,049
Bank of the Philippine Islands	4,401,051	6,565,892
Manila Electric, Cl. B	1,652,200	3,357,985
Union Bank of the Philippines	1,358,000	1,879,178
		12,905,104
Poland--1.1%
BRE Bank	7,320 a	1,316,640
Polski Koncern Naftowy Orlen	265,480 a	4,586,960
Telekomunikacja Polska	1,418,477	10,505,755
		16,409,355
Russia--5.2%
Cherepovets MK Severstal, GDR	117,730 b	1,509,711
Gazprom, ADR	971,960	35,476,540
LUKOIL, ADR	385,000	28,885,588
MMC Norilsk Nickel, ADR	17,629	3,359,860
Mobile Telesystems, ADR	17,600	953,568
Surgutneftegaz, ADR	67,500	3,656,266
VTB Bank	366,000 a,b	4,135,800
		77,977,333
South Africa--7.3%
ABSA Group	31,100	591,773
Alexander Forbes	2,782,579 a	6,536,966
Anglo Platinum	7,800	1,317,413
Aspen Pharmacare Holdings	1,604,440 a	8,739,388
Bidvest Group	349,465	7,087,073
Ellerine Holdings	513,294	5,670,970
Investec	60,640	790,066
Metropolitan Holdings	285,300	650,245
Mittal Steel South Africa	75,587	1,334,973
Nampak	3,732,237	11,200,582
Naspers, Cl. N	16,390	437,353
Nedbank Group	1,051,130	21,577,470
Remgro	33,600	859,522
Sanlam	4,191,331	13,571,213
Sappi	569,607	10,642,905
Sasol	238,640	8,697,037
Steinhoff International Holdings	2,583,266	8,447,702
Telkom SA	50,689	1,243,245
Truworths International	172,999	996,402
		110,392,298
South Korea--19.7%
Cheil Industries	83,890	3,589,796
GS Engineering & Construction	12,461	1,658,780

Hana Financial Group	75,219	3,810,610
Hanwha Chemical	203,090	4,268,666
Honam Petrochemical	9,240	1,000,938
Hynix Semiconductor	290,455 a	9,000,896
Hyundai Department Store	63,422	7,827,345
Hyundai Development	77,055	5,373,709
Hyundai Heavy Industries	4,613	1,576,202
Hyundai Mobis	170,397	15,464,756
Hyundai Motor	233,200	16,514,406
Hyundai Steel	101,760	6,087,502
Industrial Bank of Korea	39,500	794,045
Jusung Engineering	42,900 a	547,955
Kookmin Bank	293,054	26,565,175
Kookmin Bank, ADR	6,300	569,457
Korea Electric Power	398,315	17,538,311
KT	89,490	4,273,141
KT, ADR	586,830	14,113,262
KT & G	7,900	579,035
Kumho Tire	755,290	10,786,950
Kumho Tire, GDR	231,200 b	1,650,983
LG Chem	41,690	3,078,162
LG Electronics	196,530	14,828,456
LG.Philips LCD	132,630 a	5,496,765
Lotte Shopping	41,228	17,153,337
POSCO	36,907	17,742,411
S-Oil	57,279	4,716,913
Samsung Electronics	69,406	40,023,940
Samsung SDI	59,767	3,510,969
Samsung Securities	54,005	3,725,486
Shinhan Financial Group	214,620	13,255,431
SK	12,120	1,371,706
SK Telecom	16,642	3,623,480
SK Telecom, ADR	517,510	13,900,319
Woori Finance Holdings	31,300	743,913
		296,763,208
Taiwan--13.5%
Asia Cement	1,498,068	1,673,338
BenQ	9,030,100 a	3,307,529
Chi Mei Optoelectronics	526,000	589,929
China Motor	7,262,103	6,375,087
Chinatrust Financial Holding	14,963,458	11,346,591
Chunghwa Telecom, ADR	836,126	15,735,891
Compal Electronics	24,623,472	22,361,258
D-Link	307,000	643,088
First Financial Holding	20,557,907	13,659,636
Fubon Financial Holding	6,276,000	5,480,932
Fuhwa Financial	876,355 a	384,657
Hung Poo Real Estate Development	638,000	811,140
MediaTek	95,000	1,504,011
Mega Financial Holding	5,962,000	3,609,505
Merry Electronics Co.	127,000	457,484
Nan Ya Printed Circuit Board	1,019,000	5,552,293
Nien Hsing Textile	2,056,000	1,359,879
Nien Made Enterprises	3,270,260	3,202,449
Powerchip Semiconductor	4,091,000	2,433,424
Powertech Technology	133,000	501,241
ProMOS Technologies	1,408,000 a	579,652
Quanta Computer	12,888,820	19,507,825
Radiant Opto-Electronics	2,134,050	3,391,483
Silicon Motion Technology	30,800 a	712,404
SinoPac Financial Holdings	34,368,225	14,981,155

Taiwan Cement	3,102,463	2,920,739
Taiwan Semiconductor Manufacturing	1,402,000	2,894,397
Taiwan Semiconductor Manufacturing, ADR	597,144	6,514,841
Tatung	12,715,000 a	5,427,017
United Microelectronics	61,092,391	35,507,005
Wistron	526,249	888,896
Yageo	21,926,960 a	9,823,490
		204,138,266
Thailand--3.3%
Bangkok Bank	2,275,400	7,958,317
Charoen Pokphand Foods	44,000,200	6,283,651
Delta Electronics Thai	956,700	542,839
Electricity Generating	108,400	340,204
Italian-Thai Development	14,888,500	2,637,521
Kasikornbank	4,437,800	9,186,652
Krung Thai Bank	18,244,000	5,923,199
PTT	856,500	6,405,094
Siam Commercial Bank	2,030,400	4,057,675
Siam Makro	492,400	1,324,418
Thai Airways International	2,854,300	3,815,858
Thai Union Frozen Products	2,447,900	1,706,306
		50,181,734
Turkey--2.0%
Petrol Ofisi	719,820 a	3,715,200
Tupras Turkiye Petrol Rafine	39,000	925,047
Turk Sise ve Cam Fabrikalari	262,800	1,067,158
Turkcell Iletisim Hizmetleri	1,682,700	11,303,146
Turkiye Is Bankasi, Cl. C	2,663,495	12,433,013
		29,443,564
United Kingdom--.2%
JKX Oil & Gas	362,340	2,362,675
Total Common Stocks
(cost $1,054,007,623)		1,425,078,504

Preferred Stocks--3.5%

Brazil
Brasil Telecom	149,500	1,066,193
Braskem, Cl. A	1,073,400	9,143,860
Centrais Eletricas Brasileiras, Cl. B	296,207	7,769,815
Cia de Tecidos do Norte de Minas - Coteminas	64,208	11,339,456
Cia Energetica de Minas Gerais	117,301	4,630,641
Cia Paranaense de Energia, Cl. B	106,226	1,580,804
Cia Vale do Rio Doce, Cl. A	70,200	2,677,533
Klabin	755,200	2,490,920
Petroleo Brasileiro	35,900	856,662
Telecomunicacoes de Sao Paulo	81,427	2,393,917
Telemig Celular Participacoes	3,012,522 a	7,385,780
Usinas Siderurgicas de Minas Gerais, Cl. A	31,800	1,767,401
Total Preferred Stocks
(cost $29,182,969)		53,102,982

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,000,000)	7,000,000 [d]	7,000,000

Total Investments (cost $1,090,190,592)	98.4%	1,485,181,486
Cash and Receivables (Net)	1.6%	23,785,062
Net Assets	100.0%	1,508,966,548

ADR - American Depository Receipts

GDR - Global Depository Receipts
a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $36,266,032 or 2.4% of net assets.
c	The value of this security has been determined in good faith under the direction of the Trust's Board.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Balanced Fund
May 31, 2007 (Unaudited)

Common Stocks--38.9%	Shares	Value ($)

Closed-End Funds--.4%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	9,980 a	1,530,134
Consumer Discretionary--3.5%
Coach	14,680 b	753,965
Family Dollar Stores	22,770	766,211
Johnson Controls	9,460	1,037,762
McDonald's	27,880	1,409,334
News, Cl. B	85,230 a	2,013,985
NIKE, Cl. B	20,800	1,180,400
Omnicom Group	13,280	1,398,384
Ross Stores	21,310	699,820
Starwood Hotels & Resorts
Worldwide	19,450	1,401,762
Target	21,910	1,367,841
TJX Cos.	37,070	1,036,848
		13,066,312
Consumer Staples--3.5%
Altria Group	52,920	3,762,612
CVS	31,700 a	1,221,718
Kroger	62,720	1,901,670
PepsiCo	27,380	1,870,875
Procter & Gamble	44,805	2,847,358
Wal-Mart Stores	27,280	1,298,528
		12,902,761
Energy--4.6%
Chesapeake Energy	41,230 a	1,437,277
Chevron	14,760	1,202,792
ConocoPhillips	41,050	3,178,502
Devon Energy	1	77
ENSCO International	28,110	1,702,623
Exxon Mobil	38,710	3,219,511
Hess	18,490	1,094,978
Marathon Oil	12,650	1,566,197
National Oilwell Varco	21,710 b	2,050,510
XTO Energy	25,296	1,467,421
		16,919,888
Financial--7.2%
Allstate	12,190	749,685
Ambac Financial Group	15,320	1,372,825
American International Group	36,956	2,673,397
Bank of America	32,381	1,642,040
Bear Stearns Cos.	3,490	523,360
CIT Group	24,970	1,496,452
Citigroup	41,266	2,248,584
E*TRADE FINANCIAL	37,620 b	900,999
Franklin Resources	7,340	996,332
Goldman Sachs Group	9,350	2,158,167
Hartford Financial Services Group	13,850	1,428,905
JPMorgan Chase & Co.	55,302	2,866,303
Lehman Brothers Holdings	13,940	1,022,917
Simon Property Group	9,040	976,139
Travelers Cos	32,350	1,752,400
U.S. Bancorp	2	69
Wachovia	41,487	2,248,181

Wells Fargo & Co.	50,900	1,836,981
		26,893,736
Health Care--4.9%
AmerisourceBergen	6,180	316,539
Baxter International	28,350	1,611,414
Becton, Dickinson & Co.	10,070	767,837
CIGNA	8,230	1,379,594
Hospira	29,380 b	1,170,499
Medtronic	22,250	1,183,033
Merck & Co.	18,600	975,570
Pfizer	100,460	2,761,645
Sanofi-Aventis, ADR	26,020 a	1,251,562
Schering-Plough	90,490	2,962,643
Thermo Fisher Scientific	29,760 b	1,624,896
WellPoint	13,580 b	1,105,548
Zimmer Holdings	12,960 b	1,141,258
		18,252,038
Industrial--3.5%
Cooper Industries, Cl. A	13,850	742,083
Eaton	18,830	1,765,124
Emerson Electric	15,580	754,851
General Electric	93,410	3,510,348
Goodrich	17,080	1,016,089
L-3 Communications Holdings	18,260	1,739,448
Textron	13,430	1,441,039
Tyco International	30,410	1,014,478
United Technologies	10,440	736,542
US Airways Group	12,100 b	431,365
		13,151,367
Information Technology--7.2%
Amphenol, Cl. A	30,280	1,083,418
Apple Computer	14,280 b	1,735,876
Broadcom, Cl. A	24,880 b	760,332
Cisco Systems	90,460 b	2,435,183
Cognizant Technology Solutions,
Cl. A	15,510 b	1,218,466
EMC/Massachusetts	95,820 b	1,618,400
Google, Cl. A	3,560 b	1,771,990
Hewlett-Packard	51,990 a	2,376,463
Intel	86,110	1,909,059
McAfee	27,100 b	996,196
Microsoft	100,110	3,070,374
National Semiconductor	52,360	1,409,531
Oracle	92,410 b	1,790,906
QUALCOMM	42,280	1,815,926
Research In Motion	5,550 b	921,744
Texas Instruments	54,170	1,915,451
		26,829,315
Materials--1.3%
Air Products & Chemicals	21,870	1,705,641
Allegheny Technologies	13,090	1,513,073
Cia Vale do Rio Doce (CVRD), ADR	34,270	1,557,572
		4,776,286
Telecommunication Services--1.5%
AT & T	52,297	2,161,957
Sprint Nextel	2	46
Verizon Communications	75,630	3,292,174
		5,454,177
Utilities--1.3%
Exelon	21,800	1,700,400
Sempra Energy	50,100	3,072,132

				4,772,532
Total Common Stocks
(cost $104,858,929)				144,548,546

	Coupon	Maturity	Principal
Bonds and Notes--40.1%	Rate (%)	Date	Amount ($)	Value ($)

Application Software--.1%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	395,000	390,145
Asset-Backed Ctfs./Auto Receivables--1.2%
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	860,000	849,619
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	275,000	272,539
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	440,000	438,907
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	955,000	949,833
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	495,000	493,774
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	550,000	546,667
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	1,010,000	1,004,984
				4,556,323
Asset-Backed Ctfs./Other--.6%
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4	4.10	6/25/10	755,000	746,290
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	195,000	193,768
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	385,000	380,164
MP Environmental Funding,
Ser. 2007-1, Cl. A1	4.98	7/15/16	780,000	780,000
				2,100,222
Automotive, Trucks & Parts--.3%
Johnson Controls,
Sr. Notes	5.25	1/15/11	1,080,000	1,071,543
Bank & Finance--3.3%
AEP Texas Central Transition
Funding, Ser. 2006-A, Cl. A4	5.17	1/1/20	1,075,000	1,049,285
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.08	10/1/16	400,000 c	393,272
AXA Financial,
Sr. Notes	7.75	8/1/10	840,000	897,212
Bank of America,
Sub. Notes	5.42	3/15/17	1,000,000 c	977,072
Bear Stearns Cos.,
Notes	4.50	10/28/10	980,000	952,307
Caterpillar Financial Services,
Unscd. Notes	5.05	12/1/10	730,000	725,266
CIT Group,
Sr. Notes	5.40	3/7/13	600,000	586,631
Goldman Sachs Group,
Gtd. Cap. Secs.	6.35	2/15/34	1,050,000	1,037,897
HSBC Holdings,
Sub. Notes	6.50	5/2/36	500,000	525,925
International Lease Finance,
Notes	5.75	6/15/11	680,000	690,654
J.P. Morgan & Co.,
Sub. Notes	6.25	1/15/09	750,000	758,797

John Deere Capital,
Notes	7.00	3/15/12	680,000	723,370
Lehman Brothers Holdings,
Sub. Notes	5.75	1/3/17	1,090,000	1,078,981
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,185,000	1,116,945
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	900,000	881,547
				12,395,161
Building & Construction--.2%
CRH America,
Gtd. Notes	5.30	10/15/13	615,000	594,785
Commercial & Professional Services--.4%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	1,465,000 c	1,445,848
Commercial Mortgage Pass-Through Ctfs.--2.0%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. AM	5.35	9/10/47	280,000 d	272,474
Citigroup/Deutsche Bank Commercial
Mortgage Association,
Ser. 2006-CD3, Cl. AM	5.65	10/15/48	320,000	318,776
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A3	5.43	1/15/46	690,000 d	686,929
Citigroup/Deutsche Bank Commercial
Mortgage, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	455,000	449,420
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	660,000 d	656,509
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	705,000	698,628
Four Times Square Trust,
Ser. 2006-4TS, Cl. A	5.40	12/13/28	2,000,000 c	1,922,701
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB15, Cl. AM	5.86	6/12/43	950,000 d	963,004
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	620,000	614,390
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C3, Cl. AM	5.71	3/15/39	820,000 d	822,846
				7,405,677
Food & Beverages--.2%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	590,000	585,753
Foreign/Governmental--.4%
Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	325,000	364,937
United Mexican States,
Notes	5.63	1/15/17	825,000 a	828,300
United Mexican States,
Notes	6.63	3/3/15	185,000	198,690
				1,391,927
Health Care--.1%
Aetna,
Sr. Unsub. Notes	5.75	6/15/11	545,000	550,433
Industrials--1.0%
Devon Financing,
Gtd. Notes	6.88	9/30/11	600,000	630,922
Emerson Electric,
Notes	4.75	10/15/15	670,000	634,701

International Business Machines,
Unscd. Debs.	7.00	10/30/25	650,000	732,323
Oracle,
Unscd. Notes	5.00	1/15/11	1,000,000	988,584
Wal-Mart Stores,
Bonds	5.25	9/1/35	825,000	738,651
				3,725,181
Media & Telecommunications--1.5%
AT & T,
Sr. Notes	6.80	5/15/36	420,000	446,028
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	600,000	612,680
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	800,000	792,027
Comcast,
Gtd. Notes	5.90	3/15/16	1,045,000	1,045,102
News America Holdings,
Gtd. Debs.	7.60	10/11/15	665,000	736,413
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	695,000	704,882
Time Warner,
Gtd. Debs.	6.50	11/15/36	660,000	644,750
Verizon Communications,
Sr. Unscd. Notes	5.55	2/15/16	615,000	606,329
				5,588,211
Real Estate Investment Trusts--.4%
ERP Operating,
Notes	6.95	3/2/11	750,000	787,654
Simon Property Group,
Unscd. Notes	5.75	5/1/12	750,000	757,762
				1,545,416
Residential Mortgage Pass-Through Ctfs.--.4%
Merrill Lynch/Countrywide
Commericial Mortgage,
Ser. 2007-6, Cl. A2	5.33	3/12/51	560,000	554,661
Washington Mutual,
Ser. 2003-S4, Cl. 4A1	4.00	2/25/32	159,630	154,372
Washington Mutual,
Ser. 2004-AR9, Cl. A6	4.15	8/25/34	845,000 d	823,176
				1,532,209
Telecommunications--.2%
Sprint Capital,
Gtd. Notes	6.90	5/1/19	715,000	723,210
U.S. Government Agencies--3.4%
Federal Home Loan Banks,
Bonds	5.40	10/23/09	805,000	805,255
Federal Home Loan Banks,
Bonds	5.65	4/20/22	1,175,000	1,159,035
Federal Home Loan Banks,
Bonds	5.75	8/7/09	710,000	710,786
Federal Home Loan Mortgage
Assocation, Notes	5.38	1/9/14	440,000	436,254
Federal Home Loan Mortgage
Association, Notes	5.40	2/2/12	700,000	697,527
Federal Home Loan Mortgage
Association, Notes	5.40	3/2/12	850,000	846,630
Federal Home Loan Mortgage
Association, Notes	5.50	3/22/22	660,000	650,181
Federal Home Loan Mortgage Corp.,
Notes	5.75	5/23/11	845,000	847,369
Federal National Mortgage

Association	6.50	3/1/37	897,379	911,657
Federal National Mortgage
Association,	6.00	9/1/34	1,246,959	1,249,365
Federal National Mortgage
Association, Notes	5.20	11/8/10	715,000	713,327
Federal National Mortgage
Association, Notes	5.25	3/5/14	2,030,000	2,005,908
Federal National Mortgage
Association, Notes	5.38	4/11/22	1,010,000	987,117
Federal National Mortgage
Association, Notes	5.75	6/9/11	755,000	757,779
				12,778,190
U.S. Government Agencies/Mortgage-Backed--12.5%
Federal Home Loan Mortgage Corp.:
4.50%, 3/1/21			3,283,641	3,144,546
5.00%, 10/1/18			948,600	927,408
5.00%, 6/1/23			4,758,000	4,528,236
5.10%, 10/1/35			1,101,331 [d]	1,094,213
5.50%, 3/1/35 - 1/1/37			2,372,221	2,319,222
5.76%, 4/1/37			1,360,000 [d]	1,365,340
5.95%, 5/1/37			1,275,000 [d]	1,282,574
6.50%, 11/1/36 - 12/1/36			2,069,449	2,102,921
7.00%, 8/1/29 - 8/1/36			663,726	684,387
Federal National Mortgage Association:
3.97%, 3/1/35			978,428 [d]	969,821
4.50%, 8/1/20			9,474	9,073
4.57%, 3/1/35			344,833 [d]	339,116
4.94%, 9/1/35			1,129,664 [d]	1,112,791
5.00%, 11/1/19			410,693	401,074
5.05%, 10/1/35			976,621 [d]	971,567
5.50%, 7/1/35 - 3/1/37			10,229,298	10,002,680
5.72%, 4/1/37			1,184,950 [d]	1,189,926
5.99%, 5/1/37			1,441,618 [d,e]	1,452,880
6.00%, 3/1/27 - 5/1/37			4,112,087 [e]	4,118,476
6.50%, 8/1/36 - 2/1/37			1,745,910	1,773,704
7.00%, 6/1/32			186,404	194,193
7.50%, 7/1/32			137,012	142,982
Government National Mortgage Association I:
5.00%, 12/15/35 - 3/15/36			1,830,277	1,758,031
5.50%, 2/15/36			1,196,154	1,176,210
6.00%, 10/15/08 - 10/15/33			351,140	353,457
7.00%, 5/15/23 - 11/15/23			302,218	315,909
8.00%, 2/15/08			21,315	21,334
9.00%, 12/15/09			134,751	137,034
Government National Mortgage Association II
5.00%, 1/20/37			2,657,968	2,542,236
				46,431,341
U.S. Government Securities--11.9%
U.S. Treasury Bonds	4.50	2/15/36	560,000 a	515,681
U.S. Treasury Bonds	6.25	8/15/23	995,000 a	1,119,453
U.S. Treasury Inflation Protected
Securities, Notes	2.38	1/15/17	1,330,676 a,f	1,291,026
U.S. Treasury Inflation Protected
Securities, Bonds	2.38	1/15/27	1,333,022 a,f	1,279,594
U.S. Treasury Notes	3.00	2/15/08	4,635,000 a	4,572,358
U.S. Treasury Notes	4.00	11/15/12	3,890,000 a	3,738,048
U.S. Treasury Notes	4.25	1/15/11	1,155,000 a	1,132,713
U.S. Treasury Notes	4.25	11/15/13	4,455,000 a	4,311,259
U.S. Treasury Notes	4.50	5/15/17	1,000,000	969,688
U.S. Treasury Notes	4.63	8/31/11	5,915,000 a	5,866,018
U.S. Treasury Notes	4.63	2/29/12	9,680,000 a	9,589,260

U.S. Treasury Notes	4.75	2/15/10	3,700,000 a	3,688,149
U.S. Treasury Notes	6.00	8/15/09	6,085,000 a	6,223,342
				44,296,589
Total Bonds and Notes
(cost $150,647,019)				149,108,164

Other Investment--22.4%			Shares	Value ($)

Registered Investment Company:
Dreyfus Institutional Preferred
Plus Money Market Fund			2,709,000 g	2,709,000
Mellon Emerging Markets Fund,
Class M Shares			557,312 h	13,013,230
Mellon International Fund, Class M
Shares			1,819,561 h	33,443,538
Mellon Mid Cap Stock Fund, Class M
Shares			1,507,637 h	22,659,789
Mellon Small Cap Stock Fund, Class
M Shares			723,048 h	11,424,154
Total Other Investment
(cost $65,819,142)				83,249,711

Investment of Cash Collateral for
Securities Loaned--12.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $44,408,061)			44,408,061 [g]	44,408,061

Total Investments (cost $365,733,151)			113.4%	421,314,482

Liabilities, Less Cash and Receivables			(13.4%)	(49,813,727)

Net Assets			100.0%	371,500,755

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At May 31, 2007, the total market value of the fund's securities on loan is
$43,008,731 and the total market value of the collateral held by the fund is $44,408,061.
b	Non-income producing security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $4,738,893 or 1.3% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Purchased on a delayed delivery basis.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Investment in affiliated money market mutual fund.
h	Investment in affiliated mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Bond Fund
May 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.7%	Rate (%)	Date	Amount ($)	Value ($)

Application Software--.3%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	2,700,000	2,666,817
Asset-Backed Ctfs./Auto Receivables--3.0%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	2,365,000	2,343,840
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	3,715,000	3,705,776
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	6,180,000	6,146,566
Honda Automobile Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	1,470,000	1,461,495
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	3,960,000	3,950,193
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	3,600,000	3,578,184
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	6,780,000	6,746,325
				27,932,379
Asset-Backed Ctfs./Home Equity Loans--1.7%
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	4,780,000	4,736,797
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	5,865,000	5,794,205
MP Environmental Funding,
Ser. 2007-A, Cl. A1	4.98	7/15/16	5,305,000	5,305,000
				15,836,002
Asset-Backed Ctfs./Other--.5%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	2,535,000	2,518,981
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	2,305,000	2,276,047
				4,795,028
Automotive, Trucks & Parts--.8%
Johnson Controls,
Sr. Notes	5.25	1/15/11	7,110,000	7,054,321
Bank & Finance--8.8%
AEP Texas Central Transition
Funding, Scd. Bonds, Ser. A-4	5.17	1/1/18	7,090,000	6,920,399
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.08	10/1/16	2,635,000 a	2,590,679
AXA Financial,
Sr. Notes	7.75	8/1/10	5,000,000	5,340,545
Bank of America,
Sub. Notes	5.42	3/15/17	10,600,000 a	10,356,963
BankAmerica Capital II,
Gtd. Cap. Secs., Ser. 2	8.00	12/15/26	6,775,000	7,046,237
Bear Stearns Cos.,
Notes	4.50	10/28/10	2,000,000	1,943,484
Caterpillar Financial Services,
Unscd. Notes	5.05	12/1/10	4,540,000 b	4,510,558
CIT Group,
Sr. Notes	5.40	3/7/13	4,100,000 b	4,008,648
Goldman Sachs Group,
Gtd. Cap. Secs.	6.35	2/15/34	6,455,000 b	6,380,593

HSBC Holdings,
Sub. Notes	6.50	5/2/36	4,500,000	4,733,325
International Lease Finance,
Notes	5.75	6/15/11	3,635,000	3,691,950
J.P. Morgan & Co.,
Sub. Notes	6.25	1/15/09	1,800,000	1,821,112
John Deere Capital,
Notes	7.00	3/15/12	4,360,000	4,638,076
Lehman Brothers Holdings,
Sub. Notes	5.75	1/3/17	7,180,000	7,107,417
Morgan Stanley,
Sub. Notes	4.75	4/1/14	7,210,000	6,795,930
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	2,825,000	2,767,079
				80,652,995
Building & Construction--.4%
CRH America,
Gtd. Notes	5.30	10/15/13	4,095,000	3,960,397
Commercial & Professional Services--1.0%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	8,960,000 a	8,842,866
Commercial Mortgage Pass-Through Ctfs.--6.1%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. AM	5.35	9/10/47	5,055,000 c	4,919,122
Citigroup/Deutsche Bank Commercial
Mortgage Association,
Ser. 2006-CD3, Cl. AM	5.65	10/15/48	2,455,000	2,445,610
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A3	5.43	1/15/46	3,870,000 c	3,852,777
Citigroup/Deutsche Bank Commercial
Mortgage, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	3,120,000	3,081,736
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	4,610,000 c	4,585,618
Four Times Square Trust,
Ser. 2006-4TS, Cl. A	5.40	12/13/28	13,000,000 a	12,497,557
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB15, Cl. AM	5.86	6/12/43	6,080,000 c	6,163,227
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	4,225,000	4,186,769
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C3, Cl. AM	5.71	3/15/39	5,055,000 c	5,072,544
Merrill Lynch/Countrywide
Commericial Mortgage,
Ser. 2007-6, Cl. A2	5.33	3/12/51	3,845,000	3,808,339
Washington Mutual,
Ser. 2003-S4, Cl. 4A1	4.00	2/25/32	1,121,759	1,084,808
Washington Mutual,
Ser. 2004-AR9, Cl. A6	4.15	8/25/34	4,510,000 c	4,393,519
				56,091,626
Food & Beverages--.4%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	3,805,000	3,777,612
Foreign/Governmental--1.0%
Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	2,195,000	2,464,726
United Mexican States,
Notes	5.63	1/15/17	4,705,000 b	4,723,820

United Mexican States,
Notes	6.63	3/3/15	1,480,000	1,589,520
				8,778,066
Health Care--.4%
Aetna,
Sr. Unsub. Notes	5.75	6/15/11	3,380,000	3,413,692
Industrials--2.2%
Devon Financing,
Gtd. Notes	6.88	9/30/11	3,000,000	3,154,608
Emerson Electric,
Notes	5.00	12/15/14	3,500,000	3,388,970
International Business Machines,
Unscd. Debs.	7.00	10/30/25	2,000,000	2,253,300
Oracle,
Unscd. Notes	5.00	1/15/11	7,000,000	6,920,088
Wal-Mart Stores,
Bonds	5.25	9/1/35	5,310,000	4,754,229
				20,471,195
Media & Telecommunications--5.0%
AT & T,
Sr. Notes	6.80	5/15/36	2,500,000 b	2,654,927
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	4,180,000 b	4,268,340
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	4,200,000	4,158,143
Comcast,
Gtd. Notes	5.90	3/15/16	6,400,000	6,400,627
News America Holdings,
Gtd. Debs.	7.60	10/11/15	3,750,000	4,152,705
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	4,320,000	4,381,422
Sprint Capital,
Gtd. Notes	6.90	5/1/19	4,750,000	4,804,540
Time Warner,
Gtd. Debs.	6.50	11/15/36	4,480,000	4,376,485
Univision Communications,
Gtd. Notes	3.50	10/15/07	6,825,000	6,782,344
Verizon Communications,
Sr. Unscd. Notes	5.55	2/15/16	4,340,000	4,278,810
				46,258,343
Real Estate Investment Trusts--1.0%
ERP Operating,
Notes	6.95	3/2/11	4,000,000	4,200,820
Simon Property Group,
Unscd. Notes	5.75	5/1/12	5,265,000	5,319,487
				9,520,307
U.S. Government Agencies--8.4%
Federal Home Loan Banks,
Bonds	5.25	11/3/09	6,195,000	6,191,487
Federal Home Loan Banks,
Bonds	5.40	10/23/09	5,210,000	5,211,652
Federal Home Loan Banks,
Bonds	5.65	4/20/22	8,000,000	7,891,304
Federal Home Loan Banks,
Bonds	5.75	8/7/09	4,590,000	4,595,081
Federal Home Loan Mortgage Corp.,
Notes	5.38	1/9/14	4,405,000	4,367,500
Federal Home Loan Mortgage Corp.,
Notes	5.40	2/2/12	4,830,000	4,812,936
Federal Home Loan Mortgage Corp.,
Notes	5.40	3/2/12	5,165,000	5,144,521

Federal Home Loan Mortgage Corp.,
Notes	5.50	3/22/22	4,440,000	4,373,942
Federal Home Loan Mortgage Corp.,
Notes	5.75	5/23/11	5,345,000	5,359,982
Federal National Mortgage
Association, Notes	5.20	11/8/10	4,625,000	4,614,178
Federal National Mortgage
Association, Notes	5.25	3/5/14	13,815,000	13,651,044
Federal National Mortgage
Association, Notes	5.38	4/11/22	6,855,000	6,699,693
Federal National Mortgage
Association, Notes	5.75	6/9/11	4,710,000	4,727,338
				77,640,658
U.S. Government Agencies/Mortgage-Backed--35.9%
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18 - 3/1/21			21,371,586	20,466,536
5.00%, 10/1/18 - 1/1/21			1,950,288	1,903,402
5.00%, 6/1/23			30,900,000	29,407,839
5.10%, 10/1/35			5,840,785 c	5,803,037
5.50%, 9/1/19 - 1/1/37			22,928,325	22,416,943
6.50%, 11/1/36 - 12/1/36			14,649,014	14,885,950
7.00%, 4/1/32 - 8/1/36			4,233,026	4,362,900
Ser. 1660, Cl. H, 6.50%,
1/15/09			751,779	750,050
Federal National Mortgage Association:
3.97%, 3/1/35			7,295,764 c	7,231,586
4.57%, 3/1/35			3,426,017 c	3,369,224
4.94%, 9/1/35			6,781,880 c	6,680,584
5.00%, 5/1/19			1	1
5.05%, 10/1/35			6,832,487 c	6,797,130
5.50%, 7/1/35 - 3/1/37			63,844,803	62,428,821
6.00%, 3/1/27 - 5/1/37			37,769,861 d	37,830,263
6.50%, 4/1/17 - 2/1/37			12,650,664	12,856,827
7.00%, 4/1/32 - 6/1/32			2,175,602	2,266,520
7.50%, 7/1/32			702,460	733,066
8.00%, 7/1/07 - 5/1/08			15,236	15,341
Government National Mortgage Association I:
5.00%, 12/15/35 - 3/15/36			17,940,522	17,232,763
5.50%, 2/15/36			8,005,388	7,871,913
6.00%, 10/15/08 - 10/15/33			2,561,420	2,579,922
7.00%, 5/15/23 - 11/15/23			707,389	739,433
8.00%, 2/15/08			54,495	54,542
9.00%, 12/15/09			583,257	593,138
7.00%, 12/15/23			373,165	390,070
Government National Mortgage Association II
5.00%, 1/20/37			14,433,629	13,805,165
Federal Home Loan Mortgage Association:
5.76%, 4/1/37			10,097,285 c	10,136,928
5.95%, 5/1/37			9,110,000 c	9,164,113
Federal National Mortgage Association:
5.72%, 4/1/37			10,324,566 c	10,367,921
5.99%, 5/1/37			10,128,330 c,d	10,207,457
6.50%, 3/1/37			6,035,123	6,131,147
				329,480,532
U.S. Government Securities--22.6%
U.S. Treasury Bonds:
4.50%, 2/15/36			8,510,000 b	7,836,518
6.25%, 8/15/23			13,330,000 b	14,997,303
U.S. Treasury Inflation Protected Securities:
Notes, 2.38%, 1/15/17			9,396,935 e	9,116,935
Bonds, 2.38%, 1/15/27			9,392,918 b,e	9,016,442

U.S. Treasury Notes:
3.00%, 2/15/08	30,095,000 b	29,688,266
4.00%, 11/15/12	40,575,000 b	38,990,059
4.25%, 1/15/11	1,540,000 b	1,510,284
4.25%, 11/15/13	7,675,000 b	7,427,366
4.63%, 8/31/11	17,500,000 b	17,355,083
4.63%, 2/29/12	41,410,000 b	41,021,823
4.75%, 2/15/10	8,500,000 b	8,472,774
6.00%, 8/15/09	21,990,000 b	22,489,942
		207,922,795
Utilities--.2%
Southern California Edison,
First Mortgage Bonds	4.65 4/1/15 2,200,000	2,073,304
Total Bonds and Notes
(cost $927,929,190)		917,168,935

Other Investment--2.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,009,000)	25,009,000 [f]	25,009,000

Investment of Cash Collateral for
Securities Loaned--23.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $218,125,376)	218,125,376 [f]	218,125,376

Total Investments (cost $1,171,063,566)	126.1%	1,160,303,311

Liabilities, Less Cash and Receivables	(26.1%)	(240,341,989)

Net Assets	100.0%	919,961,322

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities
	amounted to $34,288,065 or 3.7% of net assets.
b	All or a portion of these securities are on loan. At May 31, 2007, the total market value of the fund's securities
	on loan is $211,192,572 and the total market value of the collateral held by the fund is $218,125,376.
c	Variable rate security--interest rate subject to periodic change.
d	Purchased on a delayed delivery basis.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Intermediate Bond Fund
May 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.2%	Rate (%)	Date	Amount ($)	Value ($)

Application Software--.3%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	2,395,000	2,365,565
Asset-Backed Ctfs./Auto Receivables--4.4%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	2,350,000	2,328,974
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/15/13	2,020,000	2,014,984
Honda Auto Receivables Owner
Trust, Ser. 2004-3, Cl. A4	3.28	2/18/10	4,660,000	4,586,618
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	2,395,000	2,381,144
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	4,670,000	4,644,735
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	2,125,000	2,119,737
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	2,680,000	2,663,759
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	6,575,000	6,542,343
Onyx Acceptance Grantor Trust,
Ser. 2005-A, Cl. A4	3.91	9/15/11	3,150,000	3,107,857
				30,390,151
Asset-Backed Ctfs./Other--1.1%
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4	4.10	6/25/10	2,700,000	2,668,851
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	3,185,000	3,164,873
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	1,660,000	1,639,149
				7,472,873
Automotive, Trucks & Parts--.8%
Johnson Controls,
Sr. Notes	5.25	1/15/11	5,715,000	5,670,246
Bank & Finance--11.4%
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.08	10/1/16	1,965,000 a	1,931,949
AXA Financial,
Sr. Notes	7.75	8/1/10	3,625,000	3,871,895
Bank of America,
Sub. Notes	5.42	3/15/17	8,900,000 a	8,695,941
BankAmerica Capital II,
Gtd. Cap. Secs., Ser. 2	8.00	12/15/26	4,975,000	5,174,174
Bear Stearns Cos.,
Notes	4.50	10/28/10	2,100,000	2,040,658
Caterpillar Financial Services,
Unscd. Notes	5.05	12/1/10	4,975,000	4,942,737
CIT Group,
Sr. Notes	5.40	3/7/13	3,475,000	3,397,574
Citigroup,
Sub. Notes	5.00	9/15/14	4,400,000	4,244,253
Equitable Cos.,
Sr. Notes	6.50	4/1/08	1,200,000	1,209,629
General Electric Capital,

Notes	5.50	4/28/11	5,265,000	5,280,906
Goldman Sachs Group,
Notes	4.75	7/15/13	5,400,000	5,166,925
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	4,195,000	4,339,681
International Lease Finance,
Notes	5.75	6/15/11	4,645,000	4,717,773
John Deere Capital,
Notes	7.00	3/15/12	3,660,000 b	3,893,431
KFW,
Gov't Gtd. Notes	4.88	1/17/17	6,185,000 b	6,044,551
Lehman Brothers Holdings,
Sub. Notes	5.75	1/3/17	3,760,000	3,721,990
Morgan Stanley,
Unsub. Bonds	6.75	4/15/11	5,895,000	6,146,552
Wachovia,
Sub. Notes	6.38	2/1/09	4,000,000 b	4,063,088
				78,883,707
Building & Construction--.7%
CRH America,
Gtd. Notes	5.30	10/15/13	4,930,000	4,767,951
Commercial & Professional Services--1.0%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	6,775,000 a	6,686,430
Commercial Mortgage Pass-Through Ctfs.--2.2%
Citigroup/Deutsche Bank Commercial
Mortgage, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	5,325,000	5,259,693
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	3,470,000 c	3,451,647
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	3,625,000	3,592,237
Merrill Lynch/Countrywide
Commericial Mortgage,
Ser. 2007-6, Cl. A2	5.33	3/12/51	2,930,000	2,902,064
				15,205,641
Food & Beverages--.4%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	2,670,000	2,650,781
Foreign/Governmental--.5%
Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	1,875,000	2,105,404
United Mexican States,
Notes	6.63	3/3/15	1,064,000	1,142,736
				3,248,140
Health Care--.6%
Aetna,
Sr. Unsub. Notes	5.75	6/15/11	3,850,000	3,888,377
Industrials--2.0%
Devon Financing,
Gtd. Notes	6.88	9/30/11	4,000,000	4,206,144
Emerson Electric,
Notes	4.63	10/15/12	3,000,000	2,888,613
Oracle,
Unscd. Notes	5.00	1/15/11	7,000,000	6,920,088
				14,014,845
Media & Telecommunications--5.6%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	3,965,000 b	4,048,796
Cisco Systems,

Sr. Unscd. Notes	5.25	2/22/11	7,135,000	7,116,756
Comcast,
Gtd. Notes	5.90	3/15/16	4,555,000 b	4,555,446
News America,
Gtd. Notes	4.75	3/15/10	5,315,000	5,216,194
Nextel Communications,
Gtd. Notes, Ser. E	6.88	10/31/13	6,390,000	6,468,508
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	3,045,000	3,088,294
Time Warner,
Gtd. Notes	5.50	11/15/11	3,090,000	3,076,197
Univision Communications,
Gtd. Notes	3.50	10/15/07	2,595,000	2,578,781
Verizon Global Funding,
Notes	7.25	12/1/10	2,400,000	2,541,178
				38,690,150
Real Estate Investment Trusts--1.7%
ERP Operating,
Notes	6.95	3/2/11	1,875,000	1,969,134
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	5,280,000	5,638,354
Simon Property Group,
Unscd. Notes	5.75	5/1/12	4,350,000	4,395,018
				12,002,506
Retailing--2.1%
Home Depot,
Sr. Unscd. Notes	5.25	12/16/13	4,250,000	4,166,896
Wal-Mart Stores,
Sr. Unscd. Notes	4.55	5/1/13	4,675,000	4,473,844
Xerox,
Sr. Notes	5.50	5/15/12	6,090,000	6,021,232
				14,661,972
U.S. Government Agencies--21.8%
Federal Farm Credit Banks,
Bonds	4.75	5/7/10	10,375,000	10,269,922
Federal Farm Credit Banks,
Bonds	5.00	10/23/09	11,780,000	11,745,002
Federal Home Loan Banks,
Bonds	5.25	11/3/09	7,500,000	7,495,747
Federal Home Loan Banks,
Bonds	5.40	10/23/09	6,800,000	6,802,156
Federal Home Loan Banks,
Bonds, Ser. 659	5.50	6/5/09	3,850,000	3,853,881
Federal Home Loan Banks,
Bonds	5.75	8/7/09	7,015,000	7,022,766
Federal Home Loan Banks,
Bonds	5.75	6/7/12	7,235,000	7,231,976
Federal Home Loan Banks,
Bonds, Ser. 670	5.88	6/29/09	7,060,000	7,064,010
Federal Home Loan Mortgage Corp.,
Notes	5.38	1/9/14	7,655,000	7,589,833
Federal Home Loan Mortgage Corp.,
Notes	5.40	2/2/12	7,900,000	7,872,089
Federal Home Loan Mortgage Corp.,
Notes	5.40	3/2/12	6,635,000	6,608,692
Federal Home Loan Mortgage Corp.,
Notes	5.75	5/23/11	8,475,000	8,498,755
Federal National Mortgage
Association, Notes	4.75	3/12/10	20,270,000	20,070,766
Federal National Mortgage
Association, Notes	5.20	11/8/10	8,760,000	8,739,502

Federal National Mortgage
Association, Notes	5.25	3/5/14	11,855,000	11,714,305
Federal National Mortgage
Association, Notes, Ser. 1	5.30	10/10/08	4,750,000	4,745,516
Federal National Mortgage
Association, Notes	5.60	6/15/09	7,695,000	7,696,285
Federal National Mortgage
Association, Notes	5.75	6/9/11	6,175,000	6,197,730
				151,218,933
U.S. Government Agencies/Mortgage-Backed--1.6%
Federal Home Loan Mortgage Corp.:
3.50%, 5/1/08			780,763	761,478
4.50%, 11/1/07			681,585	678,818
4.91%, 11/1/32			630,008 c	637,420
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			1,563,878	1,561,736
Government National Mortgage Association I:
6.50%, 9/15/13			401,519	411,393
8.00%, 2/15/08			35,925	35,956
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2,
5.30%, 5/15/47			7,200,000	7,134,849
				11,221,650
U.S. Government Securities--39.5%
U.S. Treasury Inflation Protected

Securities, Notes	2.38	1/15/17	14,282,930 b,d	13,857,342
U.S. Treasury Notes:
4.00%, 11/15/12			27,250,000 b	26,185,561
4.25%, 1/15/11			35,590,000 b	34,903,255
4.25%, 11/15/13			21,795,000 b	21,091,784
4.50%, 5/15/10			565,000 b	559,439
4.50%, 11/15/15			20,505,000 b	19,960,346
4.63%, 8/31/11			22,145,000 b	21,961,617
4.63%, 11/15/16			11,755,000 b	11,511,636
4.63%, 2/15/17			4,750,000 b	4,649,438
4.75%, 2/15/10			12,870,000 b	12,828,778
4.88%, 8/15/16			20,870,000 b	20,825,985
5.13%, 5/15/16			12,330,000 b	12,525,554
6.00%, 8/15/09			70,840,000 b	72,450,547
				273,311,282
Utilities--.5%
Alabama Power,
Sr. Unsub. Notes, Ser. CC	3.50	11/15/07	3,675,000	3,641,201
Total Bonds and Notes
(cost $688,305,790)				679,992,401

Other Investment--1.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,881,000)	7,881,000 [e]	7,881,000
Investment of Cash Collateral for
Securities Loaned--41.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $284,863,744)	284,863,744 [e]	284,863,744

Total Investments (cost $981,050,534)	140.4%	972,737,145

Liabilities, Less Cash and Receivables	(40.4%)	(280,124,160)

Net Assets	100.0%	692,612,985

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $17,314,320 or 2.5% of net assets.
b	All or a portion of these securities are on loan. At May 31, 2007, the total market value of the fund's securities on loan is $275,709,841 and the total market value of the collateral held by the fund is $284,863,744.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--91.9%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--79.5%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,412,415
Auburn
(Insured; AMBAC)	5.13	6/1/20	1,225,000	1,304,576
Bellingham
(Insured; AMBAC)	5.38	3/1/14	1,685,000	1,790,262
Boston	5.75	2/1/10	2,000,000	2,100,760
Boston	5.00	3/1/20	2,500,000	2,680,225
Boston Economic Development and
Industrial Corporation, Public
Parking Facility Bonds	4.50	6/1/10	3,000,000	3,043,290
Boston Water and Sewer Commission,
Revenue	9.25	1/1/11	100,000	115,298
Boston Water and Sewer Commission,
Revenue	5.00	11/1/19	2,170,000	2,295,166
Boston Water and Sewer Commission,
Revenue	5.00	11/1/23	3,920,000	4,124,310
Brockton
(Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,518,031
Burlington	5.25	2/1/12	200,000	212,416
Burlington	5.25	2/1/13	250,000	268,112
Cambridge
(Municipal Purpose Loan)	5.00	12/15/11	510,000	536,698
Cohasset	5.00	6/15/22	895,000	941,621
Cohasset	5.00	6/15/23	895,000	940,734
Everett
(Insured; FGIC)	5.38	12/15/17	1,250,000	1,359,200
Everett
(Insured; MBIA)	6.13	12/15/09	1,000,000 a	1,066,210
Falmouth,
GO Notes, BAN	4.50	7/20/07	2,500,000	2,501,700
Haverhill
(State Qualified Municipal
Purpose Loan) (Insured; FGIC)	5.00	6/1/16	1,580,000	1,705,499
Haverhill
(State Qualified Municipal
Purpose Loan) (Insured; FGIC)	5.00	6/1/18	505,000	542,102
Hingham
(Municipal Purpose Loan)	5.38	4/1/17	1,645,000	1,751,448
Holden
(Municipal Purpose Loan)
(Insured; FGIC)	6.00	3/1/10	1,000,000 a	1,065,480
Hopedale

(Insured; AMBAC)	5.00	11/15/19	650,000	694,785
Ipswich,
GO (Insured; FGIC)	5.00	11/15/14	500,000	537,220
Lawrence,
GO (Insured; FSA)	5.00	2/1/21	2,640,000	2,813,791
Lynn
(Insured; MBIA)	5.25	2/15/08	1,500,000	1,516,320
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/20	505,000	533,633
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/21	525,000	554,767
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/22	585,000	618,169
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/23	585,000	614,677
Mansfield
(Insured; AMBAC)	5.00	8/15/17	1,395,000	1,492,078
Marblehead	5.00	8/15/18	1,340,000	1,424,809
Marblehead	5.00	8/15/22	1,750,000	1,850,660
Mashpee
(Insured; FGIC)	5.63	11/15/10	500,000 a	534,425
Massachusetts	6.50	8/1/08	595,000	613,094
Massachusetts
(Insured; FSA)	5.25	9/1/22	7,500,000	8,366,250
Massachusetts
(Insured; XLCA)	4.34	12/1/12	2,470,000 b	2,581,965
Massachusetts,
Consolidated Loan	5.50	10/1/09	1,250,000	1,297,375
Massachusetts,
Consolidated Loan	5.75	6/1/10	5,000,000 a	5,264,550
Massachusetts,
Consolidated Loan	5.25	11/1/12	2,000,000 a	2,127,100
Massachusetts,
Consolidated Loan	5.25	10/1/13	2,600,000 a	2,788,370
Massachusetts,
Consolidated Loan	5.25	10/1/13	2,500,000 a	2,681,125
Massachusetts,
Consolidated Loan	5.00	3/1/15	1,500,000 a	1,608,525
Massachusetts,
Consolidated Loan	5.00	3/1/15	1,800,000 a	1,930,230
Massachusetts,
Consolidated Loan	5.00	8/1/16	1,000,000 a	1,081,240
Massachusetts,
Consolidated Loan	5.50	11/1/16	1,000,000	1,114,870
Massachusetts,
Consolidated Loan	5.00	9/1/18	5,000,000	5,314,850
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	11/1/13	2,500,000	2,727,725
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	8/1/18	1,035,000	1,165,203

Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	1/1/13	5,000,000 a	5,323,950
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.50	1/1/12	1,500,000	1,603,365
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.00	8/1/12	1,580,000 a	1,657,894
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.00	8/1/12	420,000 a	440,706
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.75	6/15/12	2,500,000	2,654,000
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.13	12/15/12	1,500,000	1,544,475
Massachusetts,
Federal Highway, GAN (Insured;
MBIA)	5.13	6/15/15	500,000	514,485
Massachusetts,
Special Obligation Revenue	5.38	6/1/11	6,350,000	6,714,300
Massachusetts,
Special Obligation Revenue	5.50	6/1/13	1,000,000	1,086,260
Massachusetts,
Special Obligation Revenue
(Insured; FGIC)	5.38	6/1/12	5,000,000 a	5,330,950
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/10	1,835,000 a	1,937,301
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/11	165,000	173,978
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,045,000 a	1,131,881
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,000,000 a	1,083,140
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/15	5,000,000 a	5,372,650
Massachusetts Bay Transportation
Authority, General
Transportation System
(Insured; FGIC)	5.50	3/1/09	2,000,000	2,059,140
Massachusetts Bay Transportation
Authority, General
Transportation System
(Insured; FGIC)	5.25	3/1/15	1,000,000	1,086,840
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/12	6,000,000 a	6,311,400
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/15	3,500,000	3,750,845

Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,500,000	2,786,200
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000	2,222,600
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000	2,708,527
Massachusetts Development Finance
Agency, Education Revenue
(Belmont Hill School Issue)	5.00	9/1/11	500,000 a	522,260
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,063,420
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,096,920
Massachusetts Development Finance
Agency, Higher Education
Revenue (Smith College Issue)	5.75	7/1/10	1,000,000 a	1,064,650
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	1,000,000	1,058,970
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	537,929
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	1,056,650
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	1,025,580
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.00	7/1/08	310,000	316,265
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.30	1/1/10	350,000	373,919
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.40	1/1/10	370,000 a	396,185
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.50	1/1/10	395,000 a	423,918
Massachusetts Development Finance
Agency, Revenue (Massachusetts

College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/23	1,000,000	1,122,560
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/24	2,750,000	2,852,602
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/27	1,000,000	1,035,240
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/35	2,000,000	2,063,640
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/19	1,000,000	1,059,810
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.85	7/1/09	1,000,000 a	1,048,970
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	4.50	9/1/31	1,000,000	970,470
Massachusetts Development Finance
Agency, RRR (Waste Management
Inc. Project)	6.90	12/1/09	1,000,000	1,058,580
Massachusetts Development Finance
Agency, SWDR (Waste Management
Inc. Project)	5.45	6/1/14	1,000,000	1,052,640
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/10	715,000	722,629
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	6.20	7/1/13	180,000	180,261
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
College Issue)	5.13	6/1/37	2,000,000	2,076,600
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; FSA)	5.13	8/1/22	2,000,000	2,094,460
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/36	1,000,000	1,047,860
Massachusetts Health and

Educational Facilities
Authority, Revenue (Jordan
Hospital Issue)	5.00	10/1/10	500,000	503,090
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	5,335,000	5,853,242
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/11	500,000	512,025
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	506,515
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (Insured; MBIA)	5.50	10/1/09	420,000	436,586
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/13	1,595,000	1,644,094
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	1,045,000	1,085,734
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.13	7/1/19	1,000,000	1,027,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Insured; MBIA)	5.38	7/1/17	2,000,000	2,022,440
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/14	1,000,000	1,099,800
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	2/15/36	1,000,000	1,050,420
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	2,057,600
Massachusetts Health and
Educational Facilities

Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,000,000	1,004,910
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	5.00	7/1/24	1,000,000	1,042,520
Massachusetts Health and
Educational Facilities
Authority, Revenue (Winchester
Hospital Issue)	6.75	7/1/10	1,600,000 a	1,728,912
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	2,945,000	2,949,094
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,165,000	1,183,908
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	202,546
Massachusetts Housing Finance
Agency, SFHR (Insured; MBIA)	6.00	6/1/14	370,000	372,897
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,700,000	1,741,956
Massachusetts Industrial Finance
Agency, Education Revenue (The
Tabor Academy Issue)	5.40	12/1/08	785,000 a	818,394
Massachusetts Industrial Finance
Agency, Education Revenue (The
Tabor Academy Issue)	5.40	12/1/08	775,000 a	807,969
Massachusetts Industrial Finance
Agency, Revenue (Babson
College Issue) (Insured; MBIA)	5.75	10/1/07	555,000	558,674
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.45	9/1/17	500,000	511,560
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.50	9/1/27	1,250,000	1,279,050
Massachusetts Industrial Finance
Agency, Revenue (Tufts
University Issue) (Insured;
MBIA)	5.50	2/15/11	500,000	529,270
Massachusetts Industrial Finance
Agency, Revenue (Wentworth
Institute of Technology Inc.
Issue)	5.55	10/1/08	500,000 a	520,655
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/12	2,000,000	2,120,980
Massachusetts Municipal Wholesale
Electric Company, Power Supply

Project Revenue (Nuclear
Project Number 5 Issue)
(Insured; MBIA)	5.00	7/1/11	120,000	125,004
Massachusetts Port Authority,
Revenue	6.00	1/1/10	2,500,000 a	2,655,750
Massachusetts Port Authority,
Revenue	5.75	7/1/11	3,500,000	3,740,065
Massachusetts Port Authority,
Revenue (Insured; FSA)	5.50	7/1/14	1,265,000	1,310,059
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	2,930,419
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	1,500,000	1,607,040
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/15	1,900,000	2,037,579
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/21	2,000,000	2,115,660
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	2/1/09	500,000	512,240
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.63	8/1/10	975,000 a	1,035,762
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/11	335,000 a	352,510
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/12	3,910,000 a	4,108,354
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.63	8/1/13	25,000	26,519
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	2/1/14	1,105,000	1,162,670
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/14	1,330,000 a	1,441,680
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.50	8/1/14	30,000	31,339
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/17	170,000	183,491
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/18	75,000	78,377
Massachusetts Water Pollution

Abatement Trust (Pooled Loan
Program)	5.00	8/1/32	2,000,000	2,071,620
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(New Bedford Loan Program)	5.25	2/1/12	500,000	529,285
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	195,000	195,392
Massachusetts Water Resource
Authority, General Revenue
(Insured; FSA)	5.50	8/1/11	1,100,000	1,170,719
Massachusetts Water Resource
Authority, General Revenue
(Insured; FSA)	5.25	8/1/18	500,000	550,840
Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	6.00	8/1/14	1,000,000	1,129,670
Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/19	1,500,000	1,645,950
Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/21	1,000,000	1,094,330
Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/24	2,500,000	2,718,500
Massachusetts Water Resources
Authority, Subordinated
General Revenue (Insured; MBIA)	5.50	8/1/11	1,000,000	1,063,380
Mendon-Upton Regional School
District, GO Notes (Insured;
FGIC)	6.00	6/1/07	600,000	600,000
Middleborough,
GO	5.00	12/15/16	1,000,000	1,082,430
Middleborough,
GO	5.00	12/15/18	1,275,000	1,372,640
Milton School	5.00	3/1/23	500,000	525,015
Milton School	5.00	3/1/24	500,000	524,005
Milton School	5.00	3/1/25	500,000	523,330
Northampton
(Insured; MBIA)	5.13	10/15/16	1,985,000	2,150,231
Northbridge
(Insured; AMBAC)	5.25	2/15/17	1,000,000	1,065,760
Pembroke,
GO (Insured; MBIA)	4.50	8/1/13	695,000	720,055
Pembroke,
GO (Insured; MBIA)	5.00	8/1/20	960,000	1,025,789
Pittsfield
(Insured; MBIA)	5.00	4/15/12	1,000,000	1,053,100

Pittsfield
(Insured; MBIA)	5.50	4/15/14	500,000	540,855
Quabbin Regional School District
(Insured; AMBAC)	6.00	6/15/08	780,000	798,229
Randolph
(Insured; AMBAC)	5.00	9/1/17	1,045,000	1,123,176
Randolph
(Insured; AMBAC)	5.00	9/1/24	490,000	517,587
Sandwich,
GO (Insured; MBIA)	5.75	8/15/10	1,050,000 a	1,119,993
Springfield
(Insured; FGIC)	5.50	8/1/11	1,500,000 a	1,607,865
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,246,029
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,308,692
University of Massachusetts
Building Authority, Project
Revenue (Insured; AMBAC)	5.50	11/1/10	1,000,000 a	1,053,460
Uxbridge
(Municipal Purpose Loan)
(Insured; MBIA)	6.13	11/15/07	525,000	530,681
Westfield
(Insured; FGIC)	6.50	5/1/10	735,000 a	795,542
Worcester
(Insured; FGIC)	5.63	8/15/10	1,000,000 a	1,062,920
Worcester
(Insured; FGIC)	5.00	4/1/18	625,000	664,913
Worcester
(Insured; MBIA)	5.25	8/15/16	1,000,000	1,088,510
Worcester
(Insured; MBIA)	5.25	8/15/17	1,000,000	1,083,140
Worcester
(Municipal Purpose Loan)
(Insured; MBIA)	6.25	7/1/10	755,000	808,424
U.S. Related--12.4%
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.15	5/15/11	250,000 c	247,917
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.20	5/15/12	300,000 c	298,755
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.20	5/15/13	1,175,000 c	1,164,766
Puerto Rico Commonwealth
(Insured; MBIA)	6.25	7/1/11	1,050,000	1,146,201
Puerto Rico Commonwealth,
Public Improvement	5.00	7/1/14	2,500,000	2,628,400
Puerto Rico Commonwealth,

Public Improvement	5.25	7/1/22	1,500,000	1,595,145
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.50	7/1/15	1,350,000	1,494,045
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/14	500,000	549,245
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/15	1,135,000	1,256,105
Puerto Rico Electric Power
Authority, Power Revenue	4.56	7/1/15	1,625,000 d,e	1,621,750
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/17	1,000,000	1,072,380
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,205,000	3,343,841
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,145,380
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	2,118,440
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000	1,062,580
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,638,777
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	540,000	567,734
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	460,000	482,963
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	1,905,000	2,044,084
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	1,550,000	1,663,166
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/18	2,500,000	2,669,275
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000	2,361,406
Puerto Rico Public Buildings
Authority, Revenue (Guaranteed
Government Facilities)
(Insured; MBIA)	4.00	7/1/07	1,050,000	1,050,084

University of Puerto Rico,
University System Revenue	5.00	6/1/23	5,000,000	5,192,700
Total Long-Term Municipal Investments
(cost $310,639,902)				314,144,789
Short-Term Municipal	Coupon	Maturity	Principal
Investments--6.6%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts;
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	3.85	6/1/07	100,000 f	100,000
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	3.85	6/1/07	800,000 f	800,000
Massachusetts,

GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	3.84	6/1/07	3,200,000 f	3,200,000
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	3.84	6/1/07	6,000,000 f	6,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Childrens
Hospital Issue) (Insured;
AMBAC and Liquidity Facility;
Bank of America)	3.82	6/1/07	4,900,000 f	4,900,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.85	6/1/07	7,400,000 f	7,400,000
Total Short-Term Municipal Investments
(cost $22,400,000)				22,400,000
Total Investments (cost $333,039,902)			98.5%	336,544,789
Cash and Receivables (Net)			1.5%	5,004,163
Net Assets			100.0%	341,548,952

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Inverse floater security--the interest rate is subject to change periodically.
e	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, this security amounted to $1,621,750 or .5% of net assets.
f	Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Statement of Financial Futures May 31, 2007

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/2007 ($)

Financial Futures Sold Short

U.S. Treasury 30 Year Bond	30	(3,274,688)	June 2007	59,063

STATEMENT OF INVESTMENTS
Mellon Money Market Fund
May 31, 2007 (Unaudited)

Bond Anticipation Notes--.7%	Principal Amount ($)	Value ($)

Camden County Improvement Authority, NJ
5.74%, 8/1/07
(cost $6,100,000)	6,100,000	6,100,000
Negotiable Bank Certificates of Deposit--12.3%

Canadian Imperial Bank of Commerce
5.21%, 10/26/07	7,500,000	7,503,783
Credit Suisse (Yankee)
5.21%, 10/12/07	17,400,000	17,405,135
DEPFA BANK PLC
5.31%, 2/11/08	15,000,000	14,998,419
HBOS Treasury Services PLC (Yankee)
5.28%, 2/7/08	20,000,000	19,998,572
Rabobank Nederland
5.23%, 11/21/07	11,600,000	11,600,265
Toronto-Dominion Bank (Yankee)
5.27% - 5.60%, 6/18/07 - 8/3/07	30,000,000	30,006,911
Total Negotiable Bank Certificates of Deposit
(cost $101,513,085)		101,513,085
Commercial Paper--76.4%

AIG Funding Inc.
5.26%, 7/3/07	27,000,000	26,874,480
Allied Irish Banks PLC
5.31%, 7/17/07	40,000,000 a	39,735,756
American Express Company
5.25%, 6/1/07	6,000,000	6,000,000
American Express Credit Corp.
5.26%, 7/9/07	25,000,000	24,862,250
ANZ National (International) Ltd.
5.27%, 6/18/07	37,000,000 a	36,908,446
Banco Santander Puerto Rico
5.28%, 6/22/07	35,000,000	34,892,608
Caisse des Depots et Consignations
5.29%, 6/4/07	35,000,000 a	34,984,629
Calyon
5.26%, 7/5/07	38,000,000	37,812,301
General Electric Capital Corp.
5.25%, 6/7/07	33,000,000	32,971,180
ING (US) Funding LLC
5.28%, 6/1/07	40,000,000	40,000,000
Kredietbank N.A. Finance Corp.
5.30%, 7/18/07	35,000,000	34,760,333
Lloyds TSB Bank PLC
5.27%, 6/7/07	35,000,000	34,969,404
Los Angeles Department of Airports
5.33%, 7/9/07 - 7/10/07	40,300,000	40,074,424

Oakland-Alameda Counties Coliseum Authority, CA
5.27% - 5.28%, 6/5/07	30,400,000	30,400,000
Prudential Funding LLC
5.27%, 7/12/07	40,000,000	39,761,289
Rabobank USA Financial Corp.
5.27%, 6/4/07	16,500,000	16,492,795
Royal Bank of Scotland PLC
5.22%, 6/4/07	35,000,000	34,984,819
Salvation Army
5.38%, 6/4/07	32,120,000	32,120,000
Societe Generale
5.28%, 7/9/07	37,000,000	36,795,739
UBS Americas Inc.
5.30%, 10/10/07	15,000,000	14,718,077
Total Commercial Paper
(cost $630,118,530)		630,118,530
Corporate Notes--10.5%

Bochasanwasi Shree Akshar Purushottam Swaminarayan
5.37%, 6/7/07	5,950,000 b	5,950,000
Botsford General Hospital, Michigan
5.37%, 6/1/07	12,000,000 b	12,000,000
Florida Development Finance Corporation
5.35%, 6/7/07	7,200,000 b	7,200,000
General Secretariat of American States
5.35%, 6/7/07	4,280,000 b	4,280,000
Mullenix St. Charles Properties LP
5.33%, 6/7/07	7,000,000 b	7,000,000
New York State Housing Finance Agency
5.35%, 6/7/07	3,200,000 b	3,200,000
Pitney Road Partners LLC
5.37%, 6/7/07	6,030,000 b	6,030,000
Sacramento County, CA
5.35%, 6/7/07	15,300,000 b	15,300,000
Tulsa Oklahoma Airports Improvement Trust
5.36%, 6/7/07	17,150,000 b	17,150,000
Washington State Housing Finance Commission
5.31% - 5.33%, 6/1/07	8,585,000 b	8,585,000
Total Corporate Notes
(cost $86,695,000)		86,695,000
Total Investments (cost $824,426,615)	99.9%	824,426,615
Cash and Receivables (Net)	.1%	993,761
Net Assets	100.0%	825,420,376

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $111,628,831 or 13.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon National Intermediate Municipal Bond Fund
May 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--93.8%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--3.1%
Alabama	5.00	6/1/09	2,295,000	2,350,906
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.63	7/1/13	3,000,000	3,150,180
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System Inc.)	5.00	11/15/15	5,260,000	5,407,753
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	13,500,000	13,985,460
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; MBIA)	0/5.00	11/15/13	1,365,000 a	1,401,637
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; MBIA)	0/5.00	11/15/14	2,500,000 a	2,579,475
Alaska--.1%
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	8.00	12/1/10	1,000,000	1,131,710
Arizona--2.6%
Arizona School Facilities Board,
State School Improvement
Revenue	5.00	7/1/08	1,625,000	1,647,262
Arizona School Facilities Board,
State School Trust Revenue
(Insured; AMBAC)	5.75	7/1/17	3,000,000	3,331,680
Maricopa County Unified School
District (Paradise Valley)
(Insured; MBIA)	6.35	7/1/10	550,000	590,106
Maricopa County Unified School
District (Paradise Valley)
(Insured; MBIA)	7.00	7/1/11	1,905,000	2,126,990
Maricopa County Unified School
District (Scottsdale School)	6.60	7/1/12	1,250,000	1,407,588
Phoenix	6.25	7/1/16	1,250,000	1,468,125
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000	6,372,420
Phoenix Industrial Development

Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.60	12/1/29	260,000	265,925
Salt River Project Agricultural
Improvement and Power
District, Electric System
Revenue	5.00	1/1/10	1,000,000	1,029,600
Salt River Project Agricultural
Improvement and Power
District, Electric System
Revenue	5.00	1/1/17	1,000,000	1,058,530
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.70	12/1/11	1,000,000 b	1,080,110
Tucson	5.00	7/1/12	1,265,000	1,332,437
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000	2,411,871
California--19.8%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	1,815,000	1,893,172
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000 a	4,082,550
California	5.75	3/1/08	190,000	190,897
California	6.60	2/1/09	510,000	533,077
California	5.50	6/1/10	3,685,000 b	3,870,098
California	5.00	11/1/11	655,000 b	687,888
California	5.00	11/1/12	345,000	360,504
California	5.00	8/1/19	7,250,000	7,688,190
California	5.50	6/1/20	270,000	280,646
California	5.25	11/1/26	10,500,000	11,153,520
California	5.50	11/1/33	3,900,000	4,202,913
California
(Insured; FGIC)	5.75	3/1/09	80,000	80,406
California,
Economic Recovery Bonds	5.00	7/1/16	15,400,000	16,092,384
California,
GO (Various Purpose)	5.00	2/1/14	1,825,000 b	1,946,727
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 a	1,085,825
California Department of Water
Resources, Power Supply Revenue	5.50	5/1/08	4,000,000	4,064,360
California Department of Water
Resources, Power Supply
Revenue (Insured; AMBAC)	5.38	5/1/12	5,000,000 b	5,397,350
California Educational Facilities
Authority, Revenue (Pepperdine
University)	5.75	9/15/08	3,250,000 b	3,368,690
California Educational Facilities

Authority, Revenue (Stanford
University)	5.00	11/1/11	3,000,000	3,158,100
California Infrastructure and
Economic Development Bank,
Revenue (Clean Water State
Revolving Fund)	5.00	10/1/17	2,500,000	2,626,475
California Municipal Finance
Authority, SWDR (Waste
Management Inc. Project)	4.10	9/1/09	1,000,000	993,060
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000	5,312,200
California Statewide Communities
Development Authority, MFHR
(Archstone/Seascape Village
Apartments)	5.25	6/1/08	4,000,000	4,050,120
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Parkview
Terrace Club Apartments)	5.20	6/15/09	3,000,000	3,062,400
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	3,470,000	3,579,305
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	7,000,000	7,192,150
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.80	1/15/20	1,505,000 a	1,482,485
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/15/26	8,000,000 a	7,831,440
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	6,755,000 b	6,894,761
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	8,240,000 b	8,410,486
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	1,000,000	1,010,740
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	4.50	6/1/27	15,000,000	14,680,350
Kern High School District
(Insured; MBIA)	6.40	2/1/12	2,750,000	3,008,500
Los Angeles Department of Water
and Power, Power Systems
Revenue (Insured; MBIA)	5.25	7/1/11	2,250,000	2,378,790
Los Angeles Unified School
District, GO (Insured; MBIA)	5.13	7/1/12	20,000,000 b	21,237,600
Los Angeles Unified School
District, GO (Insured; MBIA)	5.75	7/1/16	2,000,000	2,279,020
Modesto Wastewater Treatment
Facility, Revenue (Insured;
MBIA)	6.00	11/1/09	500,000	527,460
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000	1,638,735
Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	1,010,000	1,040,664
Sacramento Municipal Utility
District, Electric Revenue
(Insured; FGIC)	5.25	5/15/13	3,530,000	3,803,963
San Francisco City and County,
GO (Insured; FGIC)	4.00	6/15/20	5,000,000	4,892,950
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; MBIA)	6.00	8/1/09	205,000	215,133
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; MBIA)	6.00	8/1/09	420,000	439,891
Santa Margarita-Dana Point
Authority, Revenue (Insured;
MBIA)	7.25	8/1/07	500,000	502,885
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/13	3,010,000	3,269,101
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/14	2,000,000	2,195,720
Westside Unified School District
(Insured; AMBAC)	6.00	8/1/14	385,000	437,499
Colorado--4.0%
Colorado Department of
Transportation, Transportation
RAN (Insured; MBIA)	5.25	6/15/10	1,000,000	1,041,960
Colorado Educational and Cultural
Facilities Authority, Revenue
(Regis University Project)

(Insured; Radian)	5.00	6/1/22	1,825,000	1,883,144
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.25	6/1/31	1,000,000	1,034,420
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	1,250,000	1,272,525
Colorado Housing Finance Authority
(Single Family Program)	6.75	4/1/15	85,000	85,941
Colorado Housing Finance Authority
(Single Family Program)	6.05	10/1/16	135,000	138,495
Colorado Housing Finance Authority
(Single Family Program)	6.70	10/1/16	55,000	56,404
Colorado Housing Finance Authority
(Single Family Program)	7.55	11/1/27	10,000	10,158
Colorado Housing Finance Authority
(Single Family Program)	6.80	11/1/28	25,000	25,627
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.75	10/1/21	250,000	268,258
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	65,000	65,962
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	0/5.00	9/1/16	3,565,000 a	3,071,212
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	0/5.00	9/1/17	3,500,000 a	3,020,255
Jefferson County School District
(Insured; MBIA)	6.50	12/15/10	1,500,000	1,631,595
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.45	6/15/17	7,690,000 a	6,877,090
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.70	6/15/21	7,345,000 a	6,631,580
Northwest Parkway Public Highway
Authority, Revenue (Insured;
FSA)	0/5.55	6/15/18	5,000,000 a	4,477,000
University of Colorado,
Enterprise System Revenue	5.00	6/1/09	500,000	512,180
University of Colorado,
Enterprise System Revenue	5.50	6/1/10	500,000	524,250
University of Colorado Regents,
Participation Interest (Sempra
Energy Colorado, Inc., Lease,
Development and Operating
Agreement) (Insured; MBIA)	6.00	12/1/22	5,000,000	5,347,200
Connecticut--.2%
Connecticut
(Insured; AMBAC)	5.25	6/1/18	1,500,000	1,664,835

Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	300,000	306,432
Florida--4.9%
Florida Board of Education,
Public Education Capital
Outlay (Insured; FSA)	5.20	6/1/08	10,000,000 b	10,245,800
Florida Municipal Loan Council,
Revenue (Insured; MBIA)	5.75	11/1/15	520,000	555,584
Halifax Hospital Medical Center,
HR and Improvement	5.00	6/1/38	2,000,000	2,005,040
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000	3,743,798
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000	3,878,668
Hillsborough County Educational
Facilities Authority, Revenue
(University of Tampa Project)
(Insured; Radian)	5.75	4/1/18	2,910,000	3,007,543
JEA, Saint Johns River Power Park
System, Revenue	5.00	10/1/15	2,750,000	2,870,505
Lee County,
Airport Revenue (Insured; FSA)	5.88	10/1/19	3,000,000	3,190,830
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas)	5.00	10/1/10	3,000,000	3,070,470
Miami-Dade County,
Subordinate Special Obligation	0/5.00	10/1/22	2,000,000 a	1,533,120
Miami-Dade County,
Subordinate Special Obligation	0/5.00	10/1/35	1,500,000 a	1,413,810
Orlando and Orange County
Expressway Authority,
Expressway Revenue (Insured;
AMBAC)	5.00	7/1/13	4,710,000	4,989,350
Orlando Utilities Commission,
Water and Electric Revenue	5.25	10/1/11	3,145,000 b	3,345,022
Orlando Utilities Commission,
Water and Electric Revenue	5.25	10/1/20	1,855,000	1,963,072
Georgia--.9%
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	6.13	1/1/24	2,480,000	2,643,630
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000	1,066,650
Georgia	5.40	11/1/10	1,000,000	1,052,910

Georgia	5.75	9/1/11	3,460,000	3,728,600
Illinois--5.2%
Chicago,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project)	4.75	6/30/14	1,000,000	1,017,970
Chicago,
SFMR (Collateralized: FNMA and
GNMA)	4.70	10/1/17	125,000	125,755
Chicago Metropolitan Water
Reclamation District, GO
(Capital Improvement)	7.25	12/1/12	8,500,000	9,899,695
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000	5,198,050
DuPage, Cook and Will Counties
Community College District
Number 502, GO	5.25	6/1/16	5,980,000	6,391,723
Illinois,
GO	5.00	1/1/17	7,500,000	8,039,475
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,528,875
Illinois Health Facilities
Authority, Revenue (Loyola
University Health System)	5.75	7/1/11	2,500,000	2,585,800
Lake County Community Unitary
School District (Waukegan)
(Insured; FSA)	5.63	12/1/11	3,150,000	3,285,891
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	5,000,000	5,055,700
Regional Transportation Authority
(Insured; FGIC)	7.75	6/1/09	1,000,000	1,074,190
Regional Transportation Authority
(Insured; FGIC)	7.75	6/1/10	1,620,000	1,794,150
Regional Transportation Authority
(Insured; FGIC)	7.75	6/1/12	1,890,000	2,212,529
Indiana--.6%
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/10	650,000	655,018
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/11	750,000	757,387
Indiana Municipal Power Agency,
Power Supply System Revenue
(Insured; AMBAC)	5.13	1/1/20	4,045,000	4,225,973
Iowa--.3%
Muscatine,

Electric Revenue (Insured;
AMBAC)	5.50	1/1/11	3,000,000	3,166,680
Kansas--.6%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	5,000,000	5,677,650
Kentucky--1.6%
Kentucky Property and Buildings
Commission, Revenue (Insured;
FSA)	6.00	2/1/10	2,000,000 b	2,109,160
Kentucky Turnpike Authority,
EDR (Revitalization's
Projects) (Insured; AMBAC)	6.50	7/1/07	1,000,000	1,002,200
Kentucky Turnpike Authority,
EDR (Revitalization's
Projects) (Insured; AMBAC)	5.50	7/1/12	1,250,000	1,344,650
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue (Insured; MBIA)	5.50	5/15/34	10,000,000	10,681,800
Louisiana--.6%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	5,000,000	5,340,100
Maine--.2%
Maine Municipal Bond Bank
(Insured; FSA)	5.88	11/1/09	1,660,000 b	1,755,699
Massachusetts--3.7%
Massachusetts,
Consolidated Loan	5.75	9/1/09	500,000 b	525,675
Massachusetts,
Consolidated Loan	5.25	11/1/12	3,000,000 b	3,190,650
Massachusetts,
Consolidated Loan	5.00	8/1/14	3,000,000 b	3,186,120
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	5,000,000	5,572,400
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	4,135,000	4,232,669
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	7,500,000	8,228,550
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	354,456
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear

Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/12	2,000,000	2,120,980
Massachusetts Port Authority,
Revenue	6.00	1/1/10	2,035,000 b	2,161,781
Massachusetts Port Authority,
Revenue	5.75	7/1/10	1,325,000	1,396,113
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/14	2,225,000 b	2,411,833
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/17	275,000	296,824
Weston	5.63	3/1/10	650,000 b	686,602
Weston	5.63	3/1/10	665,000 b	702,446
Michigan--.8%
Michigan Hospital Finance
Authority, HR (Genesys
Regional Medical Center
Obligated Group)	5.50	10/1/08	1,505,000	1,539,750
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/21	5,000,000	5,189,800
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,110,590
Minnesota--.5%
Minneapolis
(Special School District
Number 1) (Insured; FSA)	5.00	2/1/14	2,350,000	2,393,287
Minnesota,
GO	5.00	8/1/13	2,500,000	2,661,025
Mississippi--.7%
Mississippi Higher Education
Assistance Corporation,
Student Loan Revenue	6.05	9/1/07	5,000	5,006
Mississippi Hospital Equipment and
Facilities Authority, Revenue
(Baptist Memorial Health Care)	5.00	9/1/24	5,845,000	5,963,887
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
MBIA)	5.25	8/1/16	400,000	437,164
Missouri--.6%
Missouri Environmental Improvement
and Energy Resource Authority,
Water Pollution Control
Revenue (Revolving Fund
Program)	5.50	7/1/14	1,250,000	1,369,863
Missouri Highways and
Transportation Commission,
State Road Revenue	5.50	2/1/10	2,000,000	2,085,600
Missouri Highways and

Transportation Commission,
State Road Revenue	5.50	2/1/11	2,000,000	2,114,180
Montana--.6%
Montana Facility Finance
Authority, Revenue (Providence
Health and Services)	5.00	10/1/23	5,080,000	5,265,674
Nevada--2.3%
Clark County School District,
GO (Insured; FGIC)	5.00	6/15/20	20,000,000	21,645,800
New Hampshire--.2%
Nashua,
Capital Improvement	5.50	7/15/12	560,000 b	601,882
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000	1,052,690
New Jersey--7.3%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/17	2,500,000	2,824,925
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/18	5,000,000	5,656,700
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/19	5,000,000	5,652,900
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/23	5,000,000	5,641,450
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue	6.85	12/1/09	4,000,000	4,253,000
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue	7.00	12/1/09	1,000,000	1,063,840
New Jersey	6.00	2/15/11	1,000,000	1,074,060
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	4,400,000	4,686,220
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	4,000,000	4,186,720
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,000,000	1,054,680
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	2,000,000	2,114,540
New Jersey Economic Development

Authority, School Facilities
Construction Revenue	5.00	3/1/18	1,000,000	1,055,980
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	6/15/11	5,375,000 b	5,659,015
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue (New
Jersey Transit Corporation
Light Rail Transit System
Project) (Insured; FSA)	5.88	5/1/09	1,000,000 b	1,039,320
New Jersey Highway Authority,
Senior Parkway Revenue (Garden
State Parkway) (Insured; FGIC)	5.00	1/1/09	1,060,000	1,080,564
New Jersey Highway Authority,
Senior Parkway Revenue (Garden
State Parkway) (Insured; FGIC)	5.00	1/1/10	1,110,000	1,142,312
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)
(Insured; AMBAC)	5.50	9/15/09	5,000,000	5,187,150
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)
(Insured; AMBAC)	6.00	9/15/10	2,000,000 b	2,131,200
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/20	10,000,000	11,005,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,500,000	2,448,325
New Mexico--.3%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000	1,077,310
New Mexico Highway Commission,
Tax Revenue	6.00	6/15/10	2,000,000 b	2,123,640
New York--8.2%
Greece Central School District
(Insured; FGIC)	6.00	6/15/10	225,000	239,242
Greece Central School District
(Insured; FGIC)	6.00	6/15/11	950,000	1,027,738
Greece Central School District
(Insured; FGIC)	6.00	6/15/12	950,000	1,043,869
Greece Central School District
(Insured; FGIC)	6.00	6/15/13	950,000	1,058,290
Greece Central School District
(Insured; FGIC)	6.00	6/15/14	950,000	1,072,065
Greece Central School District

(Insured; FGIC)	6.00	6/15/15	950,000	1,084,833
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.25	12/1/20	10,000,000	10,870,000
Metropolitan Transportation
Authority, Commuter Facilities
Revenue	5.50	7/1/11	1,000,000	1,028,630
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000	5,558,300
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000	1,701,765
New York City	5.75	8/1/07	265,000 b	268,490
New York City	5.75	8/1/10	820,000 b	875,145
New York City	5.00	8/1/12	5,105,000	5,351,112
New York City	5.75	8/1/12	280,000	283,609
New York City	5.75	8/1/13	830,000	879,667
New York City
(Insured; XLCA)	5.50	8/1/10	2,000,000	2,100,120
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/24	3,445,000	3,656,282
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; MBIA)	5.00	3/1/14	4,100,000	4,365,639
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	2,000,000 b	2,148,140
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	825,000 b	886,586
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	175,000 b	188,064
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,000,000 c	3,198,810
New York State,
GO	5.00	4/15/14	10,000,000	10,656,500
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	200,000	224,876
New York State Power Authority,
General Purpose Revenue	7.00	1/1/10	300,000 b	322,974
New York State Thruway Authority
(Highway and Bridge Trust
Fund) (Insured; FGIC)	5.50	4/1/11	1,000,000 b	1,068,900

New York State Thruway Authority
(Highway and Bridge Trust
Fund) (Insured; FSA)	6.00	4/1/10	2,000,000 b	2,136,380
New York State Thruway Authority
(Highway and Bridge Trust
Fund) (Insured; FSA)	6.00	4/1/10	1,000,000 b	1,068,190
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Contract Revenue	5.00	1/1/11	5,000,000	5,177,900
Orange County	5.50	11/15/07	250,000	252,103
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000	5,397,950
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; MBIA)	5.50	6/1/18	2,000,000	2,139,880
North Carolina--2.7%
Charlotte	5.00	4/1/13	1,000,000	1,062,470
Concord,
COP (Insured; MBIA)	5.50	6/1/11	1,000,000	1,059,680
Durham County	5.50	4/1/10	1,000,000	1,046,980
Guilford County,
Public Improvement	5.10	10/1/10	1,500,000 b	1,587,630
Mecklenburg County	5.50	4/1/11	1,195,000	1,269,174
Mecklenburg County,
Public Improvement	4.75	4/1/08	1,000,000	1,008,860
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000	1,582,275
North Carolina Infrastructure
Finance Corporation, COP
(State of North Carolina
Capital Improvements)
(Insured; FSA)	5.00	2/1/20	10,000,000	10,650,100
Raleigh Durham Airport Authority,
Revenue (Insured; FGIC)	5.25	11/1/13	2,465,000	2,595,793
Wake County	5.75	2/1/10	2,000,000 b	2,133,820
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project)	5.38	2/1/17	1,000,000	1,053,540
Ohio--2.1%
Akron,
Sanitary Sewer System Special
Revenue (Insured; AMBAC)	6.00	12/1/14	500,000	529,835
Butler County Transportation

Improvement District (Insured;
FSA)	6.00	4/1/08	1,000,000 b	1,038,250
Columbus	6.00	6/15/08	3,000,000	3,069,780
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/15	2,265,000	2,498,386
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	3,900,000	4,295,226
Ohio,
GO Infrastructure Improvements	5.63	2/1/09	1,000,000	1,030,160
Ohio Building Authority,
State Facilities Receipts
(Juvenile Correctional
Building Fund Projects)	5.50	4/1/11	3,295,000 b	3,491,085
Ohio Building Authority,
State Facilities Receipts
(Sports Facilities Building
Fund Projects)	5.50	4/1/11	1,945,000 b	2,060,747
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	1,000,000	1,016,910
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill Inc. Project)	4.50	12/1/15	900,000	917,973
Oklahoma--.0%
Oklahoma Housing Finance Agency,
SFMR (Collateralized; FNMA)	6.80	9/1/16	50,000	51,303
Oregon--.6%
Eagle Point School District Number
9, GO	5.63	6/15/11	1,500,000 b	1,599,555
Jackson County School District
Number 6, GO (Central Point)
(Insured; FGIC)	5.75	6/15/10	2,265,000 b	2,390,934
Portland, Urban Renewal and
Redevelopment (Convention
Center) (Insured; AMBAC)	5.75	6/15/18	1,150,000	1,222,485
Pennsylvania--1.2%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000	1,728,864
Chester County	5.00	11/15/10	3,420,000	3,555,603
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,294,315
State Public School Building
Authority, College Revenue
(Harrisburg Community College)
(Insured; MBIA)	6.25	4/1/08	795,000	811,202
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/11	1,000,000	1,046,420
Swarthmore Borough Authority,

Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,476,370
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	4.50	11/1/17	795,000	808,181
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Revenue
(Providence College) (Insured;
XLCA)	5.00	11/1/22	250,000	259,218
South Carolina--3.5%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/10	10,000,000	10,452,700
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/11	5,650,000	5,961,541
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	3,000,000 b	3,312,660
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,322,500
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	1,000,000	1,032,740
Horry County School District,
GO (Insured; South Carolina
State Department of Education)	5.38	3/1/17	5,030,000	5,323,500
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000	1,047,450
South Carolina Jobs and Economic
Development Authority, EDR
(Waste Management of South
Carolina Inc. Project)	3.30	11/1/07	1,000,000	996,010
South Carolina Jobs and Economic
Development Authority,
Hospital Facilities Revenue
(Georgetown Memorial Hospital)
(Insured; Radian)	5.25	2/1/21	1,250,000	1,299,863

Tennessee--.0%
Shelby County Health Educational
and Housing Facilities Board,
Revenue (Saint Judes
Children's Research Hospital)	5.00	7/1/09	200,000	202,520
Texas--3.3%
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	4.95	5/15/33	2,000,000	2,017,940
Cypress-Fairbanks Independent
School District, Tax
Schoolhouse (Permanent School
Fund Guarantee Program)	5.25	2/15/14	10,000,000 b	10,773,900
Dallas/Fort Worth, International
Airport, Joint Revenue
(Insured; XLCA)	5.00	11/1/14	5,000,000	5,109,300
Dallas/Fort Worth, International
Airport, Joint Revenue
Improvement (Insured; FGIC)	5.50	11/1/31	1,000,000	1,050,430
Harris County,
Toll Road Revenue (Insured;
FGIC)	6.00	8/1/09	5,150,000	5,382,677
Laredo Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	6.00	8/1/09	1,000,000 b	1,046,240
Lewisville Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	7.50	8/15/07	600,000	604,476
Mission Consolidated Independent
School District Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.88	2/15/08	1,690,000 b	1,715,553
San Antonio,
General Improvement Bonds	5.90	2/1/10	500,000 b	525,905
Texas Municipal Power Agency,
Revenue (Insured; FGIC)	4.40	9/1/11	2,750,000	2,753,383
Utah--.5%
Intermountain Power Agency,
Power Supply Revenue (Insured;
FSA)	6.25	7/1/09	750,000	786,825
Intermountain Power Agency,
Power Supply Revenue (Insured;
MBIA)	6.00	7/1/08	4,200,000	4,300,842
Vermont--.5%
Burlington,
Electric Revenue (Insured;
MBIA)	6.25	7/1/11	2,000,000	2,180,880
Burlington,
Electric Revenue (Insured;

MBIA)	6.25	7/1/12	2,500,000	2,772,700
Virginia--2.4%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.88	6/1/17	3,000,000	3,200,670
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company)	5.25	12/1/08	3,000,000	3,032,850
Newport News Industrial
Development Authority, IDR
(Virginia Advanced
Shipbuilding and Carrier
Integration Center)	5.50	9/1/10	1,000,000	1,051,920
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/47	13,325,000	13,060,765
Virginia Commonwealth
Transportation Board (Federal
Highway Reimbursement Notes)	5.00	9/27/12	2,000,000	2,110,620
Washington--.2%
Seattle,
Municipal Light and Power
Revenue	5.50	12/1/10	1,000,000	1,050,370
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 1)	7.00	7/1/08	380,000	393,243
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 1)	7.00	7/1/08	620,000	640,671
West Virginia--.5%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	4,415,000	4,578,046
Wisconsin--.1%
Kenosha,
Waterworks Revenue (Insured;
FGIC)	5.00	12/1/12	750,000	777,495
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group Inc.)
(Insured; FSA)	5.75	11/15/07	500,000	504,390
U.S. Related--6.2%
Puerto Rico Commonwealth	6.00	7/1/08	1,500,000	1,529,760
Puerto Rico Commonwealth	5.00	7/1/12	2,000,000	2,070,160
Puerto Rico Commonwealth
(Insured; MBIA)	6.25	7/1/11	950,000	1,037,039
Puerto Rico Commonwealth
(Insured; MBIA)	6.25	7/1/13	1,380,000	1,556,060
Puerto Rico Electric Power
Authority, Power Revenue	4.56	7/1/15	3,375,000 d,e	3,368,250

Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	4,605,000 b	4,848,743
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.25	7/1/15	2,000,000	2,179,080
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/17	3,940,000	4,225,177
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000	10,433,200
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000	4,193,840
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	85,000 b	89,366
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	65,000	68,245
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.88	7/1/10	1,405,000 b	1,504,713
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.88	7/1/10	2,595,000 b	2,775,249
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/14	1,000,000	1,081,760
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	1,000,000	1,089,360
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	2,000,000	2,193,800
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	1,945,000	2,188,125
Puerto Rico Public Buildings
Authority, Government Facility
Revenue (Insured; AMBAC)	6.25	7/1/10	750,000	803,520
University of Puerto Rico,
University System Revenue	5.00	6/1/22	10,000,000	10,400,500
University of Puerto Rico,
University System Revenue
(Insured; MBIA)	6.25	6/1/08	750,000	768,645
Total Long-Term Municipal Investments
(cost $865,000,534)				882,453,478
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.6%	Rate (%)	Date	Amount ($)	Value ($)

Florida--.1%

Alachua County Health Facilities
Authority, Continuing Care
Retirement Community Revenue,
Refunding (Oak Hammock at the
University of Florida Project)
(LOC; BNP Paribas)	3.90	6/1/07	1,125,000 f	1,125,000
Illinois--.8%
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	3.85	6/1/07	7,100,000 f	7,100,000
Indiana--.0%
Indiana Educational Facilities
Authority, Educational
Facilities Revenue (University
of Indianapolis Project) (LOC;
Fifth Third Bank)	3.89	6/1/07	150,000 f	150,000
Massachusetts--.2%
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	3.84	6/1/07	1,900,000 f	1,900,000
Minnesota--.1%
Arden Hills,
Health Care and Housing
Revenue, Refunding
(Presbyterian Homes of Arden
Hills, Inc. Project) (LOC;
U.S. Bancorp)	3.89	6/1/07	1,300,000 f	1,300,000
Missouri--.2%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Southwest Baptist University
Project) (LOC; Bank of America)	3.89	6/1/07	1,350,000 f	1,350,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Cox Health
System) (Insured; AMBAC and
Liquidity Facility; Bank of
Nova Scotia)	3.87	6/1/07	900,000 f	900,000
Nebraska--.3%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; ABN-AMRO)	3.90	6/1/07	2,760,000 f	2,760,000
Pennsylvania--.9%
Delaware County Industrial
Development Authority, PCR

(PECO Energy Company Project)
(LOC; Wachovia Bank)	3.87	6/1/07	7,000,000 f	7,000,000
Schuylkill County Industrial
Development Authority, RRR,
Refunding (Northeastern Power
Company Project) (LOC; Dexia
Credit Locale)	3.86	6/1/07	1,255,000 f	1,255,000
Texas--.4%
Harris County Health Facilities
Development Corporation,
Revenue (Texas Children's
Hospital Project) (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3.85	6/1/07	2,300,000 f	2,300,000
Harris County Health Facilities
Development Corporation,
Special Facilities Revenue
(Texas Medical Center Project)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.85	6/1/07	1,100,000 f	1,100,000
Utah--.5%
Carbon County,
PCR, Refunding (Pacificorp
Projects) (Insured; AMBAC and
Liquidity Facility; The Bank
of New York)	3.83	6/1/07	4,700,000 f	4,700,000
Wisconsin--.1%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Alverno College Project)
(LOC; Allied Irish Banks)	3.89	6/1/07	100,000 f	100,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group) (Insured;
AMBAC and LOC; Bank One)	3.84	6/1/07	900,000 f	900,000
Total Short-Term Municipal Investments
(cost $33,940,000)				33,940,000
Total Investments (cost $898,940,534)			97.4%	916,393,478
Cash and Receivables (Net)			2.6%	24,004,589
Net Assets			100.0%	940,398,067

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Subject to interest rate change on November 1, 2011.
d	Inverse floater security--the interest rate is subject to change periodically.
e	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, this security amounted to $3,368,250 or .4% of net assets.
f	Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Statement of Financial Futures May 31, 2007

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/2007 ($)

Financial Futures Sold Short

U.S. Treasury 30 Year Bond	100	(10,915,625)	June 2007	196,875

STATEMENT OF INVESTMENTS
Mellon National Municipal Money Market Fund
May 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.5%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--9.6%
Birmingham Medical Clinic Board,
Medical Clinic Revenue
(University of Alabama Health
Services Foundation) (LOC;
SunTrust Bank)		3.76	6/7/07	48,500,000 a	48,500,000
Eclipse Funding Trust
(University of South Alabama)
(Insured; AMBAC and Liquidity
Facility; U.S. Bank NA)		3.82	6/7/07	23,000,000 a	23,000,000
Port City Medical Clinic Board,
Health Care Facilities Revenue
(Infirmary Health Systems)
(Insured; AMBAC and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)		3.79	6/7/07	10,000,000 a	10,000,000

California--1.2%
California Department of Water
Resources, Power Supply
Revenue (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)		3.86	6/1/07	10,000,000 a	10,000,000

Colorado--9.6%
ABN AMRO Munitops Certificates
Trust (Regional Transportation
District - FasTracks Project)
(Insured; AMBAC and Liquidity
Facility; ABN AMRO)		3.83	6/7/07	13,325,000 a	13,325,000
Central Platte Valley Metropolitan
District, GO (Liquidity
Facility; BNP Paribas)		3.70	12/1/07	9,200,000	9,200,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Facilities Revenue
(Campus Village Apartments
Project) (LOC; Citibank NA)		3.76	6/7/07	22,865,000 a	22,865,000
Commerce City Northern
Infrastructure General
Improvement District, GO (LOC;
U.S. Bank NA)		3.81	6/7/07	6,150,000 a	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO,
Refunding (LOC; U.S. Bank NA)		3.81	6/7/07	7,400,000 a	7,400,000
Westminster Economic Development

Authority, Tax Increment
Revenue (North Huron Urban
Renewal Project) (LOC; DEPFA
Bank PLC)	3.80	6/7/07	22,650,000 a	22,650,000

Connecticut--1.1%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	3.90	6/1/07	9,800,000 a	9,800,000

Florida--5.5%
Eclipse Funding Trust
(Golden Knights Corporation
Master Lease Program)
(Insured; MBIA and Liquidity
Facility; U.S. Bank NA)	3.82	6/7/07	24,325,000 a	24,325,000
Florida, State Board of Education,
Public Education Capital
Outlay (Insured; FSA and
Liquidity Facility; Morgan
Stanley Bank)	3.82	6/7/07	20,000,000 a	20,000,000
Sarasota Manatee Airport
Authority, Airport System
Revenue, Refunding (LOC;
SunTrust Bank)	3.89	6/1/07	2,970,000 a	2,970,000

Georgia--7.4%
Atlanta,
Tax Allocation Revenue
(Westside Project) (LOC;
Wachovia Bank)	3.78	6/7/07	26,390,000 a	26,390,000
Clayton County Housing Authority,
MFHR, Refunding (Chateau
Forest Apartments Project)
(Insured; FSA and Liquidity
Facility; Societe Generale)	3.83	6/7/07	6,530,000 a	6,530,000
De Kalb County Housing Authority,
MFHR, Refunding (Wood Terrace
Apartment Project) (Insured;
FNMA)	3.94	6/7/07	15,935,000 a	15,935,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (LOC; Dexia Credit Locale)	3.80	6/14/07	15,000,000	15,000,000

Idaho--1.4%
Idaho,
GO Notes, TAN	4.50	6/29/07	12,000,000	12,007,103

Illinois--8.6%
Chicago,
Second Lien Water Revenue
(LOC; JPMorgan Chase Bank)	3.73	6/7/07	34,455,000 a	34,455,000
Illinois Educational Facilities
Authority, Revenue

(Benedictine University
Project) (LOC; National City
Bank)	3.79	6/7/07	12,400,000 a	12,400,000
Regional Transportation Authority,
GO, Refunding (Liquidity
Facility; DEPFA Bank PLC)	3.80	6/7/07	26,985,000 a	26,985,000

Indiana--1.4%
Indiana Health and Educational
Facility Financing Authority,
HR (Community Hospital of
LaGrange County, Inc. Project)
(LOC; National City Bank)	3.79	6/7/07	12,465,000 a	12,465,000

Kentucky--.9%
Public Energy Authority of
Kentucky, Inc., Gas Supply
Revenue (Liquidity Facility;
Societe Generale)	3.92	6/1/07	8,000,000 a	8,000,000

Louisiana--3.0%
Louisiana,
Gasoline and Fuels Tax Revenue
(Insured; FGIC and Liquidity
Facillity; Morgan Stanley Bank)	3.82	6/7/07	26,225,000 a	26,225,000

Michigan--6.7%
Detroit,
Sewage Disposal System Second
Lien Revenue, CP (Insured;
FGIC and Liquidity Facility;
DEPFA Bank PLC)	3.78	7/12/07	10,000,000	10,000,000
Hancock Hospital Finance
Authority, Revenue, Refunding
(Portage Health, Inc.) (LOC;
National City Bank)	3.79	6/7/07	27,920,000 a	27,920,000
RBC Municipal Products Inc. Trust
(Detroit, Water Supply System
Revenue) (Insured; FSA and
Liquidity Facility; Royal Bank
of Canada)	3.81	6/7/07	20,000,000 a	20,000,000

Minnesota--2.3%
Minneapolis,
Health Care Revenue, Refunding
(Fairview Health Services)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	3.75	6/7/07	20,000,000 a	20,000,000

Mississippi--2.3%
Mississippi Business Finance
Corporation, Health Care
Facilities Revenue (Rush

Medical Foundation Project)
(LOC; Regions Bank)	3.87	6/7/07	20,000,000 a	20,000,000

Nebraska--4.5%
Eclipse Funding Trust
(Omaha Metropolitan Utilities
District) (Insured; MBIA and
Liquidity Facility; U.S.
Bancorp)	3.82	6/7/07	19,070,000 a	19,070,000
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; ABN-AMRO)	3.90	6/1/07	16,400,000 a	16,400,000
Sarpy County Hospital Authority
Number 1, Health Facilities
Revenue (Immanuel Health
Systems - Trinity Village
Project) (LOC; Allied Irish
Banks)	3.90	6/1/07	3,000,000 a	3,000,000

Nevada--5.2%
Director of Nevada Department of
Business and Industry, Revenue
(Nevada Cancer Institute
Project) (LOC; Bank of America)	3.76	6/7/07	45,000,000 a	45,000,000

New York--2.1%
New York City,
GO Notes (LOC; California
Public Employees Retirement
System)	3.86	6/1/07	10,835,000 a	10,835,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	3.84	6/1/07	7,000,000 a	7,000,000

North Carolina--2.3%
New Hanover County,
HR, Refunding (New Hanover
Regional Medical Center)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	3.75	6/7/07	19,700,000 a	19,700,000

Ohio--6.0%
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (Cleveland Museum of
Art Project) (Liquidity
Facility; JPMorgan Chase Bank)	3.77	6/7/07	20,000,000 a	20,000,000
Cuyahoga County,
Hospital Improvement Revenue,
Refunding (The Metrohealth
System Project) (LOC; National

City Bank)	3.79	6/7/07	18,400,000 a	18,400,000
RBC Municipal Products Inc. Trust
(Cleveland, Airport System
Revenue) (Insured; AMBAC and
Liquidity Facility; Royal Bank
of Canada)	3.80	6/7/07	13,500,000 a	13,500,000

Pennsylvania--3.9%
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and LOC; Wachovia Bank)	3.78	6/7/07	15,000,000 a	15,000,000
Philadelphia Authority for
Industrial Development,
Revenue (The Fox Chase Cancer
Center Project) (LOC; JPMorgan
Chase Bank)	3.87	6/1/07	4,000,000 a	4,000,000
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela Health
Project) (LOC; Wachovia Bank)	3.75	6/7/07	14,910,000 a	14,910,000

Tennessee--8.3%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	3.90	6/1/07	6,100,000 a	6,100,000
Shelby County,
GO Notes, Refunding (Liquidity
Facility; Dexia Credit Locale)	3.76	6/7/07	50,000,000 a	50,000,000
Tennessee School Bond Authority,
CP	3.67	7/11/07	15,000,000	15,000,000

Texas--5.2%
Bell County Health Facilities
Development Corporation, HR
(Scott and White Memorial
Hospital and Scott, Sherwood
and Brindley Foundation
Project) (Insured; MBIA and
Liquidity Facility;
Westdeutsche Landesbank)	3.88	6/1/07	14,000,000 a	14,000,000
Southwest Higher Education
Authority, Inc., Higher
Education Revenue, Refunding
(Southern Methodist University
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.90	6/1/07	8,665,000 a	8,665,000
Texas,
TRAN	4.50	8/31/07	22,300,000	22,350,235

Utah--3.0%
Utah Transit Authority,

Subordinated Sales Tax Revenue
(LOC; Fortis Bank)	3.91	6/1/07	15,000,000 a	15,000,000
Wasatch County School District
Board of Education, GO School
Building Bonds (Putters
Program) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
Utah School Guaranty Program)	3.82	6/7/07	10,995,000 a	10,995,000

Total Investments (cost $873,422,338)			101.5%	873,422,338
Liabilities, Less Cash and Receivables			(1.5%)	(12,712,053)
Net Assets			100.0%	860,710,285

a Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Mellon National Short-Term Municipal Bond Fund
May 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--92.0%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.8%
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.63	7/1/13	1,000,000	1,050,060
Jefferson County,
Sewer Revenue Capital
Improvement Warrants (Insured;
FGIC)	5.13	2/1/09	3,000,000 a	3,094,320
Arizona--3.5%
Chandler Industrial Development
Authority, IDR (Intel
Corporation Project)	4.38	12/1/10	5,200,000	5,252,104
California--5.9%
Agua Caliente Band,
Cahuilla Indians Revenue	4.60	7/1/08	800,000	802,728
California,
Economic Recovery Bonds	5.00	7/1/23	550,000	550,566
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	3.90	12/1/11	2,000,000	2,008,620
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	1,335,000	1,353,597
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	2.63	5/1/08	2,000,000	1,971,980
Del Mar Race Track Authority,
Revenue	5.00	8/15/09	1,080,000	1,099,894
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/11	1,005,000	1,035,632
Colorado--1.8%
Black Hawk,
Device Tax Revenue	5.00	12/1/11	600,000	612,954
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	3.75	6/1/09	1,000,000	993,440
Colorado Health Facilities
Authority, Health Facilities

Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.00	6/1/10	1,000,000	1,022,330
Connecticut--2.2%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	3,000,000	3,120,750
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement Revenue	5.00	1/1/08	200,000	201,192
Florida--4.4%
Escambia County Health Facilities
Authority, Revenue (Ascension
Health Credit Group)	5.00	11/15/07	400,000	402,028
Florida Department of
Environmental Protection,
Preservation 2000 Revenue
(Insured; FSA)	5.25	7/1/13	5,000,000	5,127,300
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/07	500,000	502,275
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/08	500,000	506,815
Illinois--6.4%
Illinois,
GO (Illinois Fund for
Infrastructure, Roads, Schools
and Transit) (Insured; FGIC)	6.00	1/1/17	5,575,000	5,866,851
Illinois,
Sales Tax Revenue (Illinois
Fund for Infrastructure,
Roads, Schools and Transit)	5.50	6/15/13	1,100,000	1,166,011
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	2,500,000	2,527,850
Indiana--2.3%
Indiana Health and Educational
Facility Financing Authority,
HR (Clarian Health Obligated
Group)	5.00	2/15/11	1,000,000	1,026,090
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/09	2,415,000	2,428,741
Iowa--.7%
Coralville,
Annual Appropriation GO Urban
Renewal Bond Anticipation
Project Notes	4.25	6/1/09	1,085,000	1,088,949

Kansas--4.0%
The Unified Government of
Wyandotte County/Kansas City,
Tax Exempt Sales Tax Special
Obligation Revenue
(Redevelopment Project Area B)
(LOC; Citibank NA)	3.75	12/1/12	6,000,000	6,005,940
Kentucky--1.7%
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/10	335,000 a	362,363
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/12	665,000	711,237
Kentucky Property and Buildings
Commission, Revenue (Project
69) (Insured; FSA)	5.25	8/1/14	1,450,000	1,525,096
Massachusetts--3.8%
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.75	6/15/12	2,000,000	2,123,200
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	3.50	2/1/08	495,000	492,867
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/09	340,000	345,141
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/10	200,000	203,836
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Insured; MBIA)	5.38	7/1/17	1,000,000	1,011,220
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	1,520,000	1,522,113
Michigan--.7%
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/07	1,000,000	1,004,040
Mississippi--3.6%
Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	4.40	3/1/11	1,000,000	995,160
Mississippi Hospital Equipment and
Facilities Authority, Hospital

Refunding and Improvement
Revenue (South Central
Regional Medical Center)	5.00	12/1/09	1,085,000	1,104,497
Mississippi Hospital Equipment and
Facilities Authority, Revenue
(Baptist Memorial Health Care)	3.70	10/1/07	3,290,000	3,286,710
Missouri--1.3%
Bi-State Development Agency of the
Missouri-Illinois Metropolitan
District, Subordinate Mass
Transit Sales Tax
Appropriation Revenue
(Metrolink Cross County
Extension Project)	3.95	10/1/09	1,000,000	1,002,280
Blue Springs Neighborhood
Improvement District, Limited
GO Temporary Notes (South Area
Sewer Improvement Project)	4.13	3/1/09	1,000,000	999,280
Montana--3.0%
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; MBIA)	5.75	5/15/10	350,000 a	374,913
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; MBIA)	5.75	5/15/24	3,900,000	4,164,537
Nevada--1.3%
Clark County,
PCR (Southern California
Edison Company)	3.25	3/2/09	2,000,000	1,965,980
New Hampshire--1.8%
New Hampshire Health and Education
Facilities Authority, Revenue
(Center for Life Management
Issue) (LOC; Ocean National
Bank)	4.05	7/1/11	2,505,000	2,489,093
New Hampshire Higher Educational
and Health Facilities
Authority, Revenue (The
Hitchcock Clinic Issue)
(Insured; MBIA)	5.88	7/1/07	200,000 a	204,318
New Jersey--1.8%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.63	6/15/17	2,000,000	2,002,420
University of Medicine and
Dentistry of New Jersey, COP
(Insured; MBIA)	6.75	12/1/09	675,000	682,243
New York--2.7%
New York City,
GO (Insured; XLCA)	5.20	8/1/09	2,000,000	2,024,500

New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/10	2,000,000	2,077,140
North Carolina--3.2%
Charlotte,
GO	5.25	2/1/12	2,500,000	2,573,775
Charlotte,
Water and Sewer System Revenue	5.75	6/1/10	2,000,000 a	2,127,160
Ohio--1.8%
Lorain County,
Hospital Facilities
Improvement Revenue (Catholic
Healthcare Partners)	5.63	10/1/12	2,500,000	2,672,325
Pennsylvania--2.1%
Lehigh County Industrial
Development Authority, PCR
(PPL Electric Utilities
Corporation Project) (Insured;
AMBAC)	3.13	11/1/08	1,250,000	1,237,600
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (University of
Pennsylvania)	5.00	8/15/07	1,000,000	1,002,480
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	7.00	7/1/07	440,000	441,135
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.50	12/1/09	400,000	413,084
South Carolina--2.7%
South Carolina Jobs and Economic
Development Authority, EDR
(Waste Management of South
Carolina Inc. Project)	3.30	11/1/07	4,000,000	3,984,040
Tennessee--1.7%
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	9/1/09	2,500,000	2,556,650
Texas--8.2%
Austin,
Hotel Occupancy Tax Revenue
(Convention Center/Waller
Creek Venue Project) (Insured;
AMBAC)	5.25	11/15/19	3,000,000	3,091,410
Grand Prairie Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	3.05	7/31/07	2,900,000	2,894,838
Montgomery County,
Unlimited Tax Adjustable Rate
Road Bonds (Insured; FSA)	5.00	9/1/08	2,000,000	2,030,260
Port Arthur Independent School

District, Unlimited Tax School
Building Bonds (Insured; AMBAC)	5.25	2/15/18	1,000,000	1,021,430
San Antonio,
Electric and Gas Systems
Junior Lien Revenue (SBPA; BNP
Paribas)	3.55	12/1/07	2,000,000	1,996,780
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	1,000,000	1,048,580
Virginia--5.7%
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company)	5.25	12/1/08	2,000,000	2,021,900
Peninsula Ports Authority,
Coal Terminal Revenue
(Dominion Terminal Associates
Project - DETC Issue)	3.30	10/1/08	1,400,000	1,384,292
Rappahannock Regional Jail
Authority, Regional Jail
Facility GAN	4.25	12/1/09	3,000,000	3,020,160
Western Virginia Regional Jail
Authority, Regional Jail
Facility RAN	4.13	12/1/09	2,000,000	2,011,360
Washington--3.1%
Washington Higher Education
Facilities Authority, Revenue
(University of Puget Sound
Project) (LOC; Bank of America)	5.00	4/1/08	2,500,000	2,525,075
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
AMBAC)	6.00	7/1/07	2,050,000	2,053,588
Wyoming--1.3%
Uinta County,
PCR (Amoco Project)	2.25	7/1/07	2,000,000	1,996,220
U.S. Related--6.5%
Puerto Rico Electric Authority,
Power Revenue	4.00	7/1/08	500,000	500,905
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	4.50	7/1/10	4,105,000	4,162,060
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	4.50	7/1/07	2,500,000	2,500,800
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000	2,421,953
Total Long-Term Municipal Investments
(cost $137,682,150)				137,183,061
Short-Term Municipal	Coupon	Maturity	Principal
Investments--7.2%	Rate (%)	Date	Amount ($)	Value ($)

Florida--.1%
Sunshine State Governmental

Financing Commission, Revenue
(Governmental Financing
Program) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	3.95	6/1/07	100,000 b	100,000
Illinois--1.2%
Romeoville,
Revenue (Lewis University)
(LOC; JPMorgan Chase Bank)	3.85	6/1/07	1,800,000 b	1,800,000
Michigan--.6%
Michigan Higher Education
Facilities Authority, LOR and
Revenue Refunding (University
of Detroit Mercy Project)
(LOC; JPMorgan Chase Bank)	3.85	6/1/07	900,000 b	900,000
Minnesota--.5%
Arden Hills,
Health Care and Housing
Revenue, Refunding
(Presbyterian Homes of Arden
Hills, Inc. Project) (LOC;
U.S. Bancorp)	3.89	6/1/07	700,000 b	700,000
Mississippi--.9%
Jackson County,
PCR, Refunding (Chevron USA
Inc. Project)	3.85	6/1/07	1,300,000 b	1,300,000
Missouri--1.7%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Cox Health
System) (Insured; AMBAC and
Liquidity Facility; Bank of
Nova Scotia)	3.87	6/1/07	2,700,000 b	2,700,000
Montana--1.7%
Forsyth,
PCR, Refunding (PacifiCorp
Project) (LOC; Rabobank
Nederland)	3.87	6/1/07	2,500,000 b	2,500,000
Texas--.5%
Harris County Health Facilities
Development Corporation,
Special Facilities Revenue
(Texas Medical Center Project)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.85	6/1/07	800,000 b	800,000
Total Short-Term Municipal Investments
(cost $10,800,000)				10,800,000
Total Investments (cost $148,482,150)			99.2%	147,983,061
Cash and Receivables (Net)			.8%	1,199,893
Net Assets			100.0%	149,182,954

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.6%
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	3,500,000	3,764,425
Arizona--.2%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000	1,214,010
California--5.0%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	1,604,115
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000 a	1,633,020
California	5.25	11/1/17	2,500,000	2,667,950
California	5.50	6/1/20	110,000	114,337
California	5.50	11/1/33	6,300,000	6,789,321
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 a	1,085,825
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	2,000,000	2,082,040
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/15/27	6,000,000 a	5,866,500
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/15/29	2,000,000 a	1,951,960
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	1,910,000	1,979,600
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	5,000,000	4,893,450
Colorado--.7%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.70	6/15/21	5,000,000 a	4,514,350
Florida--.2%
Miami-Dade County,

Subordinate Special Obligation	0/5.00	10/1/35	1,500,000 a	1,413,810
Illinois--.3%
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,000,000	2,023,100
Massachusetts--.6%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	354,456
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/32	3,000,000	3,107,430
Michigan--.4%
Detroit City School District
(Insured; FGIC)	5.25	5/1/17	2,000,000	2,182,740
Missouri--.1%
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.40	9/1/29	485,000	500,486
New Hampshire--.2%
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,015,000	1,068,480
New Jersey--2.7%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/19	4,805,000	5,432,437
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/21	2,000,000	2,256,580
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/23	2,000,000	2,256,580
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	4,000,000	4,300,720
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,000,000	1,958,660
New York--1.1%
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.25	12/1/20	2,000,000	2,174,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	4,000,000 b	4,265,080

North Carolina--.5%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,579,785
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,551,015
Ohio--.9%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/16	5,000,000	5,518,050
Pennsylvania--65.3%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/14	5,000,000	5,237,450
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.38	3/1/11	2,500,000	2,635,175
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.50	3/1/14	2,500,000	2,661,575
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.50	3/1/16	1,360,000	1,448,876
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/18	2,560,000	2,735,334
Beaver County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.50	11/1/29	7,500,000	7,349,250
Blair County
(Insured; AMBAC)	5.38	8/1/15	1,880,000	2,064,390
Blair County
(Insured; AMBAC)	5.38	8/1/16	1,980,000	2,189,187
Central Dauphin School District,
GO (Insured; MBIA)	6.75	2/1/16	5,000,000 c	6,004,450
Central Dauphin School District,
GO (Insured; MBIA)	7.00	2/1/16	1,630,000 c	1,985,715
Central Dauphin School District,
GO (Insured; MBIA)	7.50	2/1/16	3,100,000 c	3,883,959
Central York School District,
GO (Insured; FGIC)	5.00	6/1/12	2,305,000	2,425,067
Central York School District,
GO (Insured; FGIC)	5.50	6/1/12	80,000 c	85,858
Central York School District,
GO (Insured; FGIC)	5.50	6/1/14	920,000	986,111
Chester County	5.00	8/15/18	4,545,000	4,846,879
Chichester School District,
GO (Insured; FSA)	5.25	3/15/24	1,355,000	1,461,151
Coatesville Area School District,

GO (Insured; FSA)	5.25	8/15/14	1,485,000 c	1,607,364
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/14	6,515,000 c	7,051,836
Delaware County Authority,
College Revenue (Haverford
College)	5.88	11/15/21	1,500,000	1,604,985
Delaware County Authority,
College Revenue (Haverford
College)	5.75	11/15/25	3,000,000	3,200,970
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000	2,231,971
Delaware County Regional Water
Quality Control Authority,
Sewer Revenue (Insured; FGIC)	4.75	5/1/10	1,945,000	1,995,764
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; MBIA)	5.25	7/1/17	1,485,000	1,611,552
Downingtown Area School District,
GO	5.38	2/1/09	5,020,000	5,152,377
East Stroudsburg Area School
District, GO (Insured; FSA)	7.50	9/1/22	2,500,000	3,145,350
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/18	1,000,000	1,249,590
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/21	3,000,000	3,753,060
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/22	3,000,000	3,755,610
Erie County
(Insured; FGIC)	5.50	9/1/22	1,640,000	1,879,194
Fleetwood Area School District,
GO (Insured; FGIC)	5.00	4/1/11	1,500,000	1,562,760
Harrisburg Authority,
School Revenue (Harrisburg
Project) (Insured; FGIC)	5.00	4/1/10	2,500,000	2,580,075
Kennett Consolidated School
District, GO (Insured; FGIC)	5.50	2/15/12	1,310,000 c	1,400,691
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/08	3,940,000	4,011,550
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/09	4,230,000	4,347,509
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/10	2,000,000	2,072,420
Lancaster County Vocational
Technical School Authority, LR
(Insured; FGIC)	5.25	2/15/10	1,500,000	1,555,530

Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.25	4/15/16	1,815,000	1,921,795
Lehigh County General Purpose
Authority, HR (Saint Luke's
Hospital of Bethlehem,
Pennsylvania Project)	4.51	8/15/33	5,000,000 d	4,995,000
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	3,255,000	3,330,483
Lehigh County Industrial
Development Authority, PCR
(People Electric Utilities
Corporation Project) (Insured;
FGIC)	4.75	2/15/27	2,000,000	2,032,780
Lower Merion School District,
GO	5.00	5/15/29	11,975,000	12,446,096
Montgomery County	5.00	9/15/10	1,165,000	1,208,688
Montgomery County	5.00	9/15/11	2,155,000	2,256,781
Muhlenberg School District,
GO (Insured; FGIC)	5.38	4/1/15	1,000,000	1,064,260
Neshaminy School District,
GO (Insured; AMBAC)	5.00	5/1/18	2,000,000	2,138,160
Neshaminy School District,
GO (Insured; AMBAC)	5.00	5/1/24	1,500,000	1,585,575
Northampton County Higher
Education Authority, Revenue
(Lehigh University)	5.50	11/15/11	2,500,000	2,671,050
Northwestern Lehigh School
District, GO (Insured; FSA)	5.00	3/15/10	1,245,000	1,284,280
Owen J. Roberts School District
GO (Insured; FSA)	5.50	8/15/12	1,440,000 c	1,549,267
Parkland School District,
GO (Insured; FGIC)	5.25	9/1/11	2,220,000	2,343,765
Parkland School District,
GO (Insured; FGIC)	5.38	9/1/14	3,110,000	3,393,383
Parkland School District,
GO (Insured; FGIC)	5.38	9/1/16	1,490,000	1,648,462
Pennsylvania	6.00	1/15/10	2,500,000 c	2,656,950
Pennsylvania	5.25	10/15/10	10,000,000	10,456,000
Pennsylvania	5.25	2/1/11	7,850,000	8,231,667
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management Inc. Project)	4.70	11/1/14	5,000,000	5,044,400
Pennsylvania Higher Educational
Facilities Authority, College
Revenue (Lafayette College
Project)	6.00	5/1/30	5,000,000	5,282,400
Pennsylvania Higher Educational
Facilities Authority, Health
Services Revenue (Allegheny

Delaware Valley Obligated
Group Project) (Insured; MBIA)	5.60	11/15/10	2,000,000	2,103,920
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Bryn Mawr College) (Insured;
AMBAC)	5.25	12/1/12	3,000,000	3,205,950
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Drexel University) (Insured;
MBIA)	5.30	5/1/10	3,035,000	3,099,160
Pennsylvania Higher Educational
Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000	2,352,578
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/10	2,785,000	2,879,606
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.75	6/15/10	3,045,000	3,208,912
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/11	2,935,000	3,061,763
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University) (Insured;
MBIA)	5.25	4/1/14	960,000	980,880
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,864,849
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,635,475
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Scranton)
(Insured; AMBAC)	5.75	5/1/11	1,690,000 c	1,806,154
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.00	1/15/10	1,630,000	1,669,511
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.13	1/15/11	1,550,000	1,605,273
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	2,500,000	2,685,075
Pennsylvania Higher Educational
Facilities Authority, Revenue

(UPMC Health System) (Insured;
FSA)	5.25	8/1/12	3,000,000	3,109,530
Pennsylvania Housing Finance
Agency, SFMR	5.35	10/1/09	1,165,000	1,185,597
Pennsylvania Housing Finance
Agency, SFMR	5.45	10/1/10	3,025,000	3,082,899
Pennsylvania Housing Finance
Agency, SFMR	5.50	10/1/11	1,325,000	1,349,499
Pennsylvania Housing Finance
Agency, SFMR	5.55	10/1/12	325,000	326,940
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.80	1/1/09	5,000,000	5,153,250
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.50	7/1/12	5,335,000	5,726,269
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; MBIA)	5.25	12/1/13	2,500,000 c	2,691,400
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/24	5,000,000	5,613,350
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/25	5,000,000	5,630,600
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.50	6/1/15	1,500,000	1,602,105
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	5,234,750
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.00	6/1/11	3,000,000	3,132,990
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	12/1/11	2,510,000	2,685,499
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	12/1/12	2,000,000	2,163,920
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/11	690,000 c	723,513
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/11	720,000 c	754,970
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/13	540,000	565,364
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/14	570,000	596,773
Philadelphia
(Insured; FSA)	5.25	3/15/11	3,500,000	3,619,490
Philadelphia
(Insured; FSA)	5.25	3/15/12	235,000	243,023
Philadelphia

(Insured; FSA)	5.25	3/15/13	2,000,000	2,068,280
Philadelphia
(Insured; FSA)	5.25	3/15/14	1,000,000	1,034,140
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.63	6/15/09	5,000,000	5,181,800
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.25	12/15/12	10,000,000	10,679,900
Philadelphia,
Water and Wastewater Revenue
(Insured; FSA)	5.25	7/1/18	5,000,000	5,388,500
Philadelphia,
Water and Wastewater Revenue
(Insured; FSA)	5.00	7/1/23	1,690,000	1,775,294
Philadelphia Authority for
Industrial Development,
Industrial and Commercial
Revenue (Girard Estates
Facilities Leasing Project)	5.00	5/15/19	2,400,000	2,402,328
Philadelphia Hospital and Higher
Education Facilities
Authority, Revenue (Jefferson
Health System)	5.50	5/15/08	1,000,000	1,014,990
Philadelphia Parking Authority,
Airport Parking Revenue
(Insured; AMBAC)	5.75	9/1/09	2,255,000	2,346,733
Philadelphia Parking Authority,
Parking Revenue (Insured;
AMBAC)	5.25	2/1/13	1,935,000	1,997,965
Philadelphia Parking Authority,
Parking Revenue (Insured;
AMBAC)	5.25	2/1/14	2,040,000	2,106,382
Philadelphia School District,
GO (Insured; MBIA)	5.25	4/1/09	2,500,000 c	2,565,925
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,298,650
Philadelphia School District,
GO (Insured; FSA)	5.75	2/1/11	4,000,000	4,253,400
Philadelphia School District,
GO (Insured; FSA)	5.75	2/1/11	3,000,000 c	3,193,530
Philadelphia School District,
GO (Insured; FSA)	5.50	2/1/12	1,310,000 c	1,400,010
Philadelphia School District,
GO (Insured; FSA)	5.50	2/1/12	1,770,000 c	1,891,617
Pittsburgh School District
GO (Insured; FSA)	5.50	9/1/16	4,000,000	4,447,400
Pittsburgh School District,
GO (Insured; FSA)	5.50	9/1/18	1,000,000	1,124,620
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,026,570

Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; MBIA)	5.50	7/1/10	3,035,000	3,113,394
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; MBIA)	5.50	7/1/11	3,195,000	3,277,527
Springfield School District,
GO (Insured; FSA)	4.75	3/15/12	1,085,000	1,127,521
State Public School Building
Authority, School LR (Richland
School District Project)
(Insured; FGIC)	5.00	11/15/14	1,265,000 c	1,352,146
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; FSA)	5.00	6/1/13	5,000,000 c	5,290,350
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.25	4/1/13	195,000 c	208,553
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.25	4/1/17	840,000	896,801
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	6,000,000	6,154,860
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	4,614,370
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	2,400,000	2,472,312
Swarthmore Borough Authority,
College Revenue	5.50	9/15/11	17,500,000	18,607,050
Swarthmore Borough Authority,
College Revenue	5.25	9/15/17	1,000,000	1,060,610
Twin Valley School District,
GO (Insured; FSA)	5.25	4/1/21	1,000,000	1,079,110
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/11	1,430,000	1,498,240
Upper Darby School District,
GO (Insured; FGIC)	5.00	5/1/18	2,870,000	3,055,000
Upper Merion Area School District,
GO (Insured; MBIA)	5.00	2/15/19	1,165,000	1,230,520
Upper Saint Clair Township School
District, GO	5.20	7/15/07	4,000,000 c	4,006,600
Warwick School District,
GO (Insured; FGIC)	5.25	2/15/11	1,000,000	1,048,030

Wilson Area School District,
GO (Insured; FGIC)	5.00	2/15/11	1,910,000	1,987,756
Wilson School District,
GO (Insured; FSA)	5.38	5/15/15	1,785,000	1,902,239
Wilson School District,
GO (Insured; FSA)	5.38	5/15/16	1,500,000	1,598,520
York County
(Insured; AMBAC)	5.00	6/1/17	1,100,000	1,161,171
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; FGIC)	5.50	12/1/14	1,000,000	1,099,560
South Carolina--.7%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	2,000,000 c	2,208,440
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000	2,215,000
Texas--.3%
Dallas/Fort Worth, International
Airport, Joint Revenue
Improvement (Insured; FGIC)	5.50	11/1/31	2,000,000	2,100,860
Virginia--2.1%
Industrial Development Authority
of the County of Charles City,
Solid Waste Disposal Facility
Revenue (USA Waste of
Virginia, Inc. Project)	4.88	2/1/09	6,600,000	6,656,298
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company)	5.25	12/1/08	5,000,000	5,054,750
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/47	1,200,000	1,176,204
U.S. Related--13.8%
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	4,090,000	4,346,279
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/18	9,545,000	10,766,187
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/14	7,500,000	8,238,675
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	5,000,000 c	5,264,650
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.25	7/1/14	7,875,000	8,529,728

Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.50	7/1/17	6,000,000	6,732,660
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.50	7/1/19	2,290,000	2,594,181
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,000,000	3,129,960
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,145,380
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/13	1,500,000	1,599,945
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,000,000	4,266,520
Puerto Rico Highways and
Transportation Authority,
Highway Revenue, Series Y
(Insured; MBIA)	6.25	7/1/08	805,000 c	827,653
Puerto Rico Highways and
Transportation Authority,
Highway Revenue, Series Y
(Insured; MBIA)	6.25	7/1/08	490,000	503,157
Puerto Rico Highways and
Transportation Authority,
Highway Revenue, Series Z
(Insured; MBIA)	6.25	7/1/08	1,000,000	1,026,850
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.25	7/1/10	4,000,000	4,141,800
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000	5,212,950
Puerto Rico Municipal Finance
Agency (Insured; FSA)	5.50	8/1/09	5,000,000	5,182,800
University of Puerto Rico,
University System Revenue	5.00	6/1/22	8,510,000	8,850,826
Total Long-Term Municipal Investments
(cost $569,231,043)				583,579,003
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.1%	Rate (%)	Date	Amount ($)	Value ($)

Colorado--.0%
Colorado Educational and Cultural
Facilities Authority Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	3.85	6/1/07	300,000 e	300,000
Pennsylvania--2.1%
Delaware County Authority,
Revenue (White Horse Village
Project) (LOC; Citizens Bank

of Pennsylvania)	3.85	6/1/07	100,000 e	100,000
Delaware County Authority,
Revenue (White Horse Village
Project) (LOC; Citizens Bank
of Pennsylvania)	3.85	6/1/07	1,875,000 e	1,875,000
Delaware County Industrial
Development Authority, PCR (BP
Oil Inc. Project)	3.85	6/1/07	100,000 e	100,000
Delaware County Industrial
Development Authority, PCR
(PECO Energy Company Project)
(LOC; Wachovia Bank)	3.95	6/1/07	6,440,000 e	6,440,000
Philadelphia Authority for
Industrial Development,
Revenue (The Fox Chase Cancer
Center Obligated Group) (LOC;
JPMorgan Chase Bank)	3.85	6/1/07	800,000 e	800,000
Philadelphia Authority for
Industrial Development,
Revenue (The Fox Chase Cancer
Center Project) (LOC; JPMorgan
Chase Bank)	3.84	6/1/07	900,000 e	900,000
Philadelphia Authority for
Industrial Development,
Revenue (The Institute for
Cancer Research Project) (LOC;
JPMorgan Chase Bank)	3.85	6/1/07	600,000 e	600,000
South Fork Municipal Authority,
HR (Conemaugh Health System
Project) (Insured; MBIA and
Liquidity Facility; Credit
Suisse Group)	3.79	6/1/07	1,200,000 e	1,200,000
Texas--.0%
Harris County Health Facilities
Development Corporation,
Revenue (Texas Children's
Hospital Project) (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3.85	6/1/07	200,000 e	200,000
Total Short-Term Municipal Investments
(cost $12,515,000)				12,515,000
Total Investments (cost $581,746,043)			97.8%	596,094,003
Cash and Receivables (Net)			2.2%	13,112,343
Net Assets			100.0%	609,206,346

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	Subject to interest rate change on November 1, 2011.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Variable rate security--interest rate subject to periodic change.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Statement of Finacial Futures May 31, 2007

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/2007 ($)

Financial Futures Sold Short

U.S. Treasury 30 Year Bond	70	(7,640,938)	June 2007	137,813

STATEMENT OF INVESTMENTS
Mellon Short-Term U.S. Government Securities Fund
May 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.9%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies--40.9%
Federal Farm Credit Bank,
Bonds	4.75	5/7/10	1,440,000	1,425,416
Federal Home Loan Bank,
Bonds	5.50	11/9/09	3,670,000	3,670,892
Federal Home Loan Bank,
Bonds, Ser. 2	5.50	3/19/10	4,275,000	4,274,072
Federal Home Loan Banks,
Bonds	5.25	11/3/09	1,250,000	1,249,292
Federal Home Loan Banks,
Bonds	5.30	1/16/09	1,745,000	1,745,180
Federal Home Loan Banks,
Bonds	5.30	1/22/10	2,195,000	2,192,651
Federal Home Loan Banks,
Bonds	5.40	9/18/08	1,675,000	1,675,084
Federal Home Loan Banks,
Bonds	5.40	10/23/09	1,195,000	1,195,379
Federal Home Loan Banks,
Bonds, Ser. 663	5.50	6/27/08	2,000,000	2,000,300
Federal Home Loan Banks,
Bonds, Ser. 659	5.50	6/5/09	1,225,000	1,226,235
Federal Home Loan Banks,
Bonds, Ser. 1	5.50	11/3/09	2,500,000	2,500,465
Federal Home Loan Banks,
Bonds	5.75	8/7/09	1,755,000	1,756,943
Federal Home Loan Banks,
Bonds, Ser. 670	5.88	6/29/09	1,810,000	1,811,028
Federal Home Loan Banks,
Bonds, Ser. 4	6.00	6/29/11	1,300,000	1,300,760
Federal Home Loan Mortgage
Association, Notes	5.30	2/27/09	3,310,000	3,306,362
Federal Home Loan Mortgage
Association, Notes, Ser. 1	5.50	3/5/10	1,970,000	1,968,276
Federal National Mortgage
Association, Notes	5.20	11/20/09	4,500,000	4,490,802
Federal National Mortgage
Association, Notes	5.20	3/26/10	3,255,000	3,251,589
Federal National Mortgage
Association, Notes, Ser. 1	5.25	1/29/09	3,121,000	3,116,212
Federal National Mortgage
Association, Notes, Ser. 1	5.30	10/10/08	1,675,000	1,673,419
Federal National Mortgage
Association, Notes	5.33	1/29/10	3,360,000	3,357,930
Federal National Mortgage
Association, Notes	5.60	6/15/09	1,215,000	1,215,203
				50,403,490

U.S. Government Agencies/Mortgage-Backed--9.6%
Federal Home Loan Mortgage Corp.:
3.50%, 5/1/08 - 9/1/08	3,153,409	3,080,086
4.00%, 2/1/08 - 3/1/10	2,781,614	2,741,829
4.50%, 11/1/07 - 5/1/08	1,162,511	1,157,347
4.92%, 11/1/32	157,502 a	159,355
5.00%, 3/1/08 - 4/1/09	211,860	211,396
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32	130,766	128,496

REMIC, Ser. 1961, Cl. H,
6.50%, 5/15/12	366,248	369,322
Federal National Mortgage Association:
4.38%, 6/1/32	238,576 a	245,252
4.50%, 1/1/10	240,937	236,511
5.50%, 6/1/09	58,483	58,862
6.85%, 6/1/32	237,806 a	241,338
6.91%, 5/1/32	55,519 a	56,389
6.97%, 3/1/32	41,466 a	42,122
7.09%, 3/1/32	16,687 a	16,788
7.20%, 6/1/32	61,689 a	62,357
7.28%, 4/1/32	33,410 a	33,864
REMIC, Ser. 2003-128,
Cl. NB, 4.00%, 11/25/11	1,356,788	1,348,707
Whole Loan, Ser. 2003-W19,
Cl. 1A4, 4.78%, 11/25/33	1,106,022	1,096,754
Government National Mortgage Association I
6.00%, 12/15/08 - 4/15/09	496,169	500,092
		11,786,867
U.S. Government Securities--46.4%
U.S. Treasury Notes
3.50%, 12/15/09	10,605,000 b	10,262,002
4.13%, 8/15/10	4,965,000 b	4,860,661
4.50%, 5/15/10	3,160,000 b	3,128,896
4.75%, 11/15/08	6,000,000 b	5,980,782
5.75%, 8/15/10	3,930,000 b	4,035,929
6.00%, 8/15/09	13,000,000 b	13,295,555
6.50%, 2/15/10	15,165,000 b	15,782,276
		57,346,101
Total Bonds and Notes
(cost $120,568,100)		119,536,458

Other Investment--1.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,860,000)	1,860,000 [c]	1,860,000

Investment of Cash Collateral for
Securities Loaned--43.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $53,777,689)	53,777,689 [c]	53,777,689

Total Investments (cost $176,205,789)	142.0%	175,174,147
Liabilities, Less Cash and Receivables	(42.0%)	(51,809,448)
Net Assets	100.0%	123,364,699

a	Variable rate security--interest rate subject to periodic change.
b	All or a portion of these securities are on loan. At May 31, 2007, the total market value of the fund's securities on loan is $51,970,865 and the total market value of the collateral held by the fund is $53,777,689.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mellon Funds Trust

By:	/s/Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	July 23, 2007

By:	/s/James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)